UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04973

Exact name of registrant as specified in charter:	Voyageur Insured Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2019

Item 1. Reports to Stockholders

Fixed income mutual funds

Delaware Tax-Free Arizona Fund

Delaware Tax-Free California Fund

Delaware Tax-Free Colorado Fund

Delaware Tax-Free Idaho Fund

Delaware Tax-Free New York Fund

Delaware Tax-Free Pennsylvania Fund

February 28, 2019

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling

800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund at delawarefunds.com/literature.

Manage your account online

•	Check your account balance and transactions
•	View statements and tax forms
•	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following registered investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Capital Investment Management LLC.

The Funds are distributed by Delaware Distributors, L.P.

(DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Feb. 28, 2019, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2019 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from September 1, 2018 to February 28, 2019 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Sept. 1, 2018 to Feb. 28, 2019.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from September 1, 2018 to February 28, 2019 (Unaudited)

Delaware Tax-Free Arizona Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	9/1/18	2/28/19	Expense Ratio	9/1/18 to 2/28/19*

Actual Fund return†
Class A	$1,000.00	$1,013.10	0.84%	$4.19
Class C	1,000.00	1,009.30	1.59%	7.92
Institutional Class	1,000.00	1,014.30	0.59%	2.95

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.63	0.84%	$4.21
Class C	1,000.00	1,016.91	1.59%	7.95
Institutional Class	1,000.00	1,021.87	0.59%	2.96

Delaware Tax-Free California Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	9/1/18	2/28/19	Expense Ratio	9/1/18 to 2/28/19*
Actual Fund return†
Class A	$1,000.00	$1,009.30	0.82%	$4.09
Class C	1,000.00	1,005.60	1.57%	7.81
Institutional Class	1,000.00	1,010.50	0.57%	2.84

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.73	0.82%	$4.11
Class C	1,000.00	1,017.01	1.57%	7.85
Institutional Class	1,000.00	1,021.97	0.57%	2.86

Delaware Tax-Free Colorado Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	9/1/18	2/28/19	Expense Ratio	9/1/18 to 2/28/19*

Actual Fund return†
Class A	$1,000.00	$1,015.10	0.84%	$4.20
Class C	1,000.00	1,011.40	1.59%	7.93
Institutional Class	1,000.00	1,016.40	0.59%	2.95

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.63	0.84%	$4.21
Class C	1,000.00	1,016.91	1.59%	7.95
Institutional Class	1,000.00	1,021.87	0.59%	2.96

Delaware Tax-Free Idaho Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	9/1/18	2/28/19	Expense Ratio	9/1/18 to 2/28/19*

Actual Fund return†
Class A	$1,000.00	$1,015.80	0.86%	$4.30
Class C	1,000.00	1,012.10	1.61%	8.03
Institutional Class	1,000.00	1,017.10	0.61%	3.05

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.53	0.86%	$4.31
Class C	1,000.00	1,016.81	1.61%	8.05
Institutional Class	1,000.00	1,021.77	0.61%	3.06

Disclosure of Fund expenses

For the six-month period from September 1, 2018 to February 28, 2019 (Unaudited)

Delaware Tax-Free New York Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	9/1/18	2/28/19	Expense Ratio	9/1/18 to 2/28/19*

Actual Fund return†
Class A	$1,000.00	$1,015.00	0.80%	$4.00
Class C	1,000.00	1,011.30	1.55%	7.73
Institutional Class	1,000.00	1,015.40	0.55%	2.75

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.83	0.80%	$4.01
Class C	1,000.00	1,017.11	1.55%	7.75
Institutional Class	1,000.00	1,022.07	0.55%	2.76

Delaware Tax-Free Pennsylvania Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	9/1/18	2/28/19	Expense Ratio	9/1/18 to 2/28/19*

Actual Fund return†
Class A	$1,000.00	$1,013.20	0.86%	$4.29
Class C	1,000.00	1,009.30	1.62%	8.07
Institutional Class	1,000.00	1,014.30	0.62%	3.10

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.53	0.86%	$4.31
Class C	1,000.00	1,016.76	1.62%	8.10
Institutional Class	1,000.00	1,021.72	0.62%	3.11

*“

Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector / state / territory allocations
Delaware Tax-Free Arizona Fund	As of February 28, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.40%
Corporate Revenue Bonds	11.90%
Education Revenue Bonds	30.11%
Electric Revenue Bonds	4.60%
Healthcare Revenue Bonds	18.06%
Lease Revenue Bonds	3.25%
Local General Obligation Bonds	3.19%
Pre-Refunded Bonds	7.90%
Special Tax Revenue Bonds	6.51%
Transportation Revenue Bonds	7.25%
Water & Sewer Revenue Bonds	6.63%
Short-Term Investment	1.23%
Total Value of Securities	100.63%
Liabilities Net of Receivables and Other Assets	(0.63%)
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Arizona Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Arizona	97.37%
Guam	2.14%
Puerto Rico	1.12%
Total Value of Securities	100.63%

Security type / sector allocations
Delaware Tax-Free California Fund	As of February 28, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds	98.96%
Corporate Revenue Bonds	4.08%
Education Revenue Bonds	20.77%
Electric Revenue Bond	0.63%
Healthcare Revenue Bonds	22.30%
Housing Revenue Bonds	4.59%
Lease Revenue Bonds	11.80%
Local General Obligation Bonds	3.23%
Pre-Refunded Bonds	8.47%
Resource Recovery Revenue Bond	1.13%
Special Tax Revenue Bonds	1.85%
State General Obligation Bonds	6.29%
Transportation Revenue Bonds	12.59%
Water & Sewer Revenue Bond	1.23%
Short-Term Investment	0.77%
Total Value of Securities	99.73%
Receivables and Other Assets Net of Liabilities	0.27%
Total Net Assets	100.00%

Security type / sector / state / territory allocations
Delaware Tax-Free Colorado Fund	As of February 28, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.35%
Corporate Revenue Bonds	1.44%
Education Revenue Bonds	11.10%
Electric Revenue Bonds	1.96%
Healthcare Revenue Bonds	25.26%
Housing Revenue Bonds	0.09%
Lease Revenue Bonds	3.36%
Local General Obligation Bonds	15.33%
Pre-Refunded Bonds	5.91%
Special Tax Revenue Bonds	19.29%
Transportation Revenue Bonds	12.59%
Water & Sewer Revenue Bonds	1.02%
Short-Term Investments	1.65%
Total Value of Securities	99.00%
Receivables and Other Assets Net of Liabilities	1.00%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Colorado Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Colorado	95.61%
Guam	1.87%
Puerto Rico	1.00%
US Virgin Islands	0.52%
Total	99.00%

Security type / sector / state / territory allocations
Delaware Tax-Free Idaho Fund	As of February 28, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	96.85%
Corporate Revenue Bonds	3.31%
Education Revenue Bonds	16.08%
Electric Revenue Bonds	3.41%
Healthcare Revenue Bonds	13.17%
Housing Revenue Bonds	1.84%
Lease Revenue Bonds	9.89%
Local General Obligation Bonds	23.54%
Pre-Refunded Bonds	5.72%
Special Tax Revenue Bonds	14.16%
Transportation Revenue Bonds	4.41%
Water & Sewer Revenue Bonds	1.32%
Short-Term Investments	1.79%
Total Value of Securities	98.64%
Receivables and Other Assets Net of Liabilities	1.36%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Idaho Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	5.24%
Idaho	90.69%
Puerto Rico	1.10%
US Virgin Islands	1.61%
Total	98.64%

Security type / sector / state / territory allocations
Delaware Tax-Free New York Fund	As of February 28, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.82%
Corporate Revenue Bonds	6.60%
Education Revenue Bonds	23.43%
Electric Revenue Bonds	4.41%
Healthcare Revenue Bonds	15.08%
Lease Revenue Bonds	8.72%
Local General Obligation Bonds	3.01%
Pre-Refunded Bonds	8.24%
Resource Recovery Revenue Bond	1.83%
Special Tax Revenue Bonds	17.17%
State General Obligation Bond	0.61%
Transportation Revenue Bonds	6.70%
Water & Sewer Revenue Bonds	3.02%
Short-Term Investment	0.37%
Total Value of Securities	99.19%
Receivables and Other Assets Net of Liabilities	0.81%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free New York Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.31%
New York	98.88%
Total Value of Securities	99.19%

Security type / sector / state / territory allocations
Delaware Tax-Free Pennsylvania Fund	As of February 28, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	100.36%
Corporate Revenue Bonds	5.98%
Education Revenue Bonds	13.81%
Healthcare Revenue Bonds	29.32%
Housing Revenue Bond	0.49%
Lease Revenue Bonds	3.72%
Local General Obligation Bonds	7.93%
Pre-Refunded/Escrowed to Maturity Bonds	21.41%
Resource Recovery Revenue Bond	0.51%
Special Tax Revenue Bonds	4.24%
State General Obligation Bond	0.93%
Transportation Revenue Bonds	8.56%
Water & Sewer Revenue Bonds	3.46%
Short-Term Investment	0.08%
Total Value of Securities	100.44%
Liabilities Net of Receivables and Other Assets	(0.44%)
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Pennsylvania Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.02%
Pennsylvania	100.42%
Total Value of Securities	100.44%

Schedules of investments
Delaware Tax-Free Arizona Fund	February 28, 2019 (Unaudited)

	Principal amount°	Value (US $)

Municipal Bonds – 99.40%

Corporate Revenue Bonds – 11.90%
Chandler Industrial Development Authority Revenue
(Intel Corporation Project) 2.70% 12/1/37 (AMT) •	1,000,000	$1,014,310
Maricopa County Pollution Control
(Public Service - Palo Verde Project) Series B 5.20% 6/1/43 •	1,500,000	1,545,240
(Southern California Education Co.) Series A 5.00% 6/1/35	2,400,000	2,446,176
Pima County Industrial Development Authority Pollution Control Revenue
(Tucson Electric Power) Series A 5.25% 10/1/40	2,000,000	2,083,760
Salt Verde Financial Senior Gas Revenue
5.00% 12/1/37	1,370,000	1,622,546

		8,712,032

Education Revenue Bonds – 30.11%
Arizona Health Facilities Authority Healthcare Education Revenue
(Kirksville College) 5.125% 1/1/30	1,500,000	1,537,995
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects) Series A 5.00% 7/1/51	1,000,000	1,086,260
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	350,000	346,360
(American Charter Schools Foundation Project) 144A 6.00% 7/1/47 #	400,000	419,164
(Pincrest Academy of Nevada-Horizon, Inspirada and St.
Rose Campus Projects) Series A 144A 5.75% 7/15/48 #	250,000	262,200
Arizona State University Energy Management Revenue
(Arizona State University Tempe Campus II Project) 4.50% 7/1/24	1,000,000	1,008,840
Glendale Industrial Development Authority Revenue
(Midwestern University)
5.00% 5/15/31	645,000	699,057
5.125% 5/15/40	1,305,000	1,348,665
Maricopa County Industrial Development Authority Revenue
(Greathearts Arizona Projects)
Series A 5.00% 7/1/52	725,000	799,755
(Paradise Schools Projects) 144A 5.00% 7/1/36 #	500,000	517,315
(Reid Traditional Schools Projects) 5.00% 7/1/47	785,000	830,797
McAllister Academic Village Revenue
(Arizona State University Hassayampa Academic Village Project) 5.00% 7/1/31	1,000,000	1,167,550
Northern Arizona University
5.00% 6/1/36	475,000	503,533
5.00% 6/1/41	1,240,000	1,312,255

Schedules of investments

Delaware Tax-Free Arizona Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Phoenix Industrial Development Authority
(Basis School Projects) 144A 5.00% 7/1/35 #	1,000,000	$1,028,860
(Choice Academies Project) 5.625% 9/1/42	1,250,000	1,280,763
(Eagle College Preparatory Project) Series A 5.00% 7/1/43	500,000	493,725
(Great Hearts Academic Project) 5.00% 7/1/46	1,000,000	1,036,100
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,135,520
Pima County Industrial Development Authority Education Revenue
(American Leadership Academy Project)
144A 5.00% 6/15/47 #	100,000	97,917
144A 5.00% 6/15/52 #	90,000	86,608
(Edkey Charter School Project) 6.00% 7/1/48	1,000,000	911,440
(Tucson Country Day School Project) 5.00% 6/1/37	750,000	674,363
Tucson Industrial Development Authority Lease Revenue
(University of Arizona-Marshall Foundation) Series A 5.00% 7/15/27 (AMBAC)	980,000	981,431
University of Arizona Board of Regents
Series A 5.00% 6/1/38	1,000,000	1,106,920
Unrefunded Balance Series A 5.00% 6/1/25	335,000	367,961

		22,041,354

Electric Revenue Bonds – 4.60%
Salt River Project Agricultural Improvement & Power
District Electric System Revenue
Series A 5.00% 12/1/30	1,000,000	1,085,470
Series A 5.00% 1/1/39	1,000,000	1,165,310
Series A 5.00% 12/1/45	1,000,000	1,117,090

		3,367,870

Healthcare Revenue Bonds – 18.06%
Arizona Health Facilities Authority Hospital System Revenue
(Banner Health) Series A 5.00% 1/1/43	1,500,000	1,607,505
(Phoenix Children’s Hospital) Series A 5.00% 2/1/34	995,000	1,060,431
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/42	1,000,000	1,084,880
Glendale Industrial Development Authority Revenue
(Glencroft Retirement Community Project) 5.00% 11/15/36	270,000	273,075
Maricopa County Industrial Development Authority Health
Facilities Revenue
(Banner Health) Series A 4.00% 1/1/41	1,000,000	1,029,640
(Catholic Healthcare West) Series A 6.00% 7/1/39	2,500,000	2,532,200

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Maricopa County Industrial Development Authority Senior Living Facility Revenue
(Christian Care Surprise Project) 144A 6.00% 1/1/48 #	405,000	$408,985
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Hospital Auxilio Mutuo Obligated Group Project) Series A 6.00% 7/1/33	790,000	820,604
Tempe Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/42	1,200,000	1,263,936
(Mirabella at ASU Project) Series A 144A 6.125% 10/1/52 #	250,000	270,313
Yavapai County Industrial Development Authority Hospital Facility
(Yavapai Regional Medical Center) Series A 5.25% 8/1/33	2,000,000	2,193,600
Yuma Industrial Development Authority Hospital Revenue
(Yuma Regional Medical Center)
Series A 5.00% 8/1/32	295,000	330,907
Series A 5.25% 8/1/32	300,000	340,605

		13,216,681

Lease Revenue Bonds – 3.25%
Arizona Game & Fish Department & Community Beneficial Interest Certificates
(Administration Building Project) 5.00% 7/1/32	1,000,000	1,002,310
Arizona Sports & Tourism Authority Senior Revenue
(Multipurpose Stadium Facility) Series A 5.00% 7/1/36	350,000	370,059
Maricopa County Industrial Development Authority Correctional Contract Revenue
(Phoenix West Prison) Series B 5.375% 7/1/22 (ACA)	1,000,000	1,002,620

		2,374,989

Local General Obligation Bonds – 3.19%
Maricopa County High School District No. 214 Tolleson Union High School
(School Improvement Project) Series B 4.00% 7/1/37	1,300,000	1,382,810
Maricopa County School District No. 3 Tempe Elementary
(School Improvement Project) Series B 5.00% 7/1/30	560,000	681,089
Pinal County Community College District 4.00% 7/1/31	250,000	270,190

		2,334,089

Pre-Refunded Bonds – 7.90%
Arizona Certificates of Participation Department Administration
Series A 5.25% 10/1/25 (AGM)	1,500,000	1,531,365

Schedules of investments

Delaware Tax-Free Arizona Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Pre-Refunded Bonds (continued)
Phoenix Civic Improvement Airport Revenue
(Junior Lien) Series A 5.25% 7/1/33-20 §	1,250,000	$1,310,063
Phoenix Industrial Development Authority
(Great Hearts Academic Project)
6.30% 7/1/42-21 §	500,000	552,200
6.40% 7/1/47-21 §	500,000	553,335
Pinal County Electric District No. 3
Series A 5.25% 7/1/41-21 §	750,000	811,320
University Medical Center Hospital Revenue
6.50% 7/1/39-19 §	1,000,000	1,015,920
University of Arizona Board of Regents
Series A 5.00% 6/1/25-22 §	10,000	11,059

		5,785,262

Special Tax Revenue Bonds – 6.51%
Glendale Municipal Property Excise Tax Revenue
(Senior Lien) Series B 5.00% 7/1/33	570,000	628,698
Glendale Transportation Excise Tax Revenue
5.00% 7/1/30 (AGM)	1,000,000	1,162,060
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	559,802
Series A 5.25% 1/1/36	705,000	736,260
Mesa Excise Tax Revenue
5.00% 7/1/32	1,000,000	1,093,680
Regional Public Transportation Authority
(Maricopa County Public Transportation) 5.25% 7/1/24	500,000	587,105

		4,767,605

Transportation Revenue Bonds – 7.25%
Arizona Department of Transportation State Highway Fund Revenue
5.00% 7/1/35	500,000	577,585
Phoenix Civic Improvement Airport Revenue
Series B 5.00% 7/1/37	1,000,000	1,150,790
(Senior Lien)
4.00% 7/1/48	500,000	509,885
5.00% 7/1/32 (AMT)	1,750,000	1,935,675
Series A 5.00% 7/1/36 (AMT)	1,000,000	1,135,700

		5,309,635

Water & Sewer Revenue Bonds – 6.63%
Arizona Water Infrastructure Finance Authority
(Water Quality Revenue) Series A 5.00% 10/1/26	1,000,000	1,168,980
Central Arizona Water Conservation District
(Central Arizona Project) 5.00% 1/1/31	600,000	698,256

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds (continued)
Guam Government Waterworks Authority Revenue
5.00% 7/1/37	250,000	$272,270
Mesa Utility System Revenue
4.00% 7/1/31	850,000	925,123
Phoenix Civic Improvement Corporation
(Junior Lien)
5.00% 7/1/27	1,000,000	1,200,500
5.00% 7/1/31	500,000	587,805

		4,852,934

Total Municipal Bonds (cost $70,593,356)		72,762,451

Short-Term Investment – 1.23%

Variable Rate Demand Note – 1.23%¤
Arizona Health Facilities Authority Revenue (Banner Health) Series C 1.72% 1/1/46 (LOC - Bank of America N.A.)	900,000	900,000

Total Short-Term Investment (cost $900,000)		900,000

Total Value of Securities – 100.63% (cost $71,493,356)		$73,662,451

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2019, the aggregate value of Rule 144A securities was $3,437,722, which represents 4.70% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2019.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Feb. 28, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on

Schedules of investments

Delaware Tax-Free Arizona Fund

current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:

ACA – Insured by American Capital Access

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

LOC – Letter of Credit

N.A. – National Association

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free California Fund	February 28, 2019 (Unaudited)

	Principal amount°	Value (US $)

Municipal Bonds – 98.96%

Corporate Revenue Bonds – 4.08%
Chula Vista Industrial Development Revenue
(San Diego Gas & Electric) Series D 5.875% 1/1/34	1,000,000	$1,007,770
Golden State Tobacco Securitization Settlement Revenue
(Asset-Backed)
Series A-1 5.25% 6/1/47	750,000	751,710
Series A-2 5.00% 6/1/47	1,000,000	965,320
(Capital Appreciation Asset-Backed) Subordinate Series B 1.548% 6/1/47 ^	1,615,000	259,531
M-S-R Energy Authority Revenue Series B 6.50% 11/1/39	500,000	697,945

		3,682,276

Education Revenue Bonds – 20.77%
California Educational Facilities Authority
(Loma Linda University) Series A 5.00% 4/1/47	1,000,000	1,118,020
California Municipal Finance Authority
(Bella Mente Montessori Academy Project) Series A 144A 5.00% 6/1/48 #	500,000	519,465
(Biola University) 5.00% 10/1/39	1,000,000	1,118,160
(California Baptist University) Series A 144A 5.375% 11/1/40 #	1,000,000	1,095,530
(CHF-Davis I, LLC - West Village Student Housing Project) 5.00% 5/15/48	1,000,000	1,093,560
(Creative Center of Los Altos Project - Pinewood School & Oakwood School) Series B 144A 4.50% 11/1/46 #	500,000	499,975
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	500,000	493,470
(Palmdale Aerospace Academy Project) Series A 144A 5.00% 7/1/46 #	500,000	517,000
(Southwestern Law School) 6.50% 11/1/41	1,140,000	1,263,998
California School Finance Authority
(Aspire Public Schools - Obligated Group) Series A 144A 5.00% 8/1/45 #	715,000	760,509
(Encore Education Obligated Group) Series A 144A 5.00% 6/1/42 #	500,000	437,710
(Escuela Popular Project) 144A 6.50% 7/1/50 #	250,000	247,330
(Green Dot Public Schools Project) Series A 144A 5.00% 8/1/35 #	1,000,000	1,087,210
(Grimmway Schools - Obligated Group) Series A 144A 5.00% 7/1/36 #	500,000	509,795
(ICEF - View Park Elementary & Middle Schools) Series A 5.625% 10/1/34	575,000	608,591
(KIPP LA Projects) Series A 5.125% 7/1/44	1,000,000	1,064,720

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
California School Finance Authority
(Partnerships to Uplift Communities Valley Project)
Series A 144A 6.75% 8/1/44 #	1,000,000	$1,061,440
California State University Systemwide Revenue
Series A 5.00% 11/1/47	1,000,000	1,132,260
California Statewide Communities Development Authority Charter School Revenue
(Green Dot Public Schools - Animo Inglewood Charter High School Project) Series A 7.25% 8/1/41	800,000	881,536
California Statewide Communities Development Authority Revenue
(California Baptist University) Series A 6.125% 11/1/33	750,000	849,405
(NCCD-Hooper Street LLC-California College of the Arts Project) 144A 5.25% 7/1/49 #	250,000	264,063
California Statewide Communities Development Authority Student Housing Revenue
(University of California Irvine East Campus Apartments)
5.00% 5/15/24	40,000	45,376
5.375% 5/15/38	1,000,000	1,060,460
Mt. San Antonio Community College District Convertible Capital Appreciation Election 2008
Series A 0.00% 8/1/28 ~	1,000,000	1,015,410

		18,744,993

Electric Revenue Bond – 0.63%
Imperial Irrigation District Electric System Revenue
Series C 5.00% 11/1/36	500,000	571,025

		571,025

Healthcare Revenue Bonds – 22.30%
Abag Finance Authority for Nonprofit Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	850,000	911,761
(Sharp HealthCare) Series A 5.00% 8/1/28	250,000	271,735
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Medical Center) Series B 4.00% 8/15/36	1,000,000	1,050,410
(Children’s Hospital Los Angeles)
Series A 5.00% 11/15/34	500,000	537,285
Series A 5.00% 8/15/47	500,000	549,215
(Dignity Health) Series E 5.625% 7/1/25	1,000,000	1,012,040
(Kaiser Permanente) Subordinate Series A-2 4.00% 11/1/44	1,005,000	1,028,135
(Lucile Salter Packard Children’s Hospital at Stanford)
Series A 5.00% 8/15/33	1,000,000	1,154,420
Series A 5.00% 11/15/56	1,000,000	1,101,510
(St. Joseph Health System) Series A 5.75% 7/1/39	1,000,000	1,012,940

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
California Health Facilities Financing Authority Revenue
(Sutter Health) Series D 5.25% 8/15/31	1,000,000	$1,083,530
California Municipal Finance Authority Revenue
(Community Medical Centers)
Series A 5.00% 2/1/42	750,000	821,295
Series A 5.00% 2/1/47	250,000	271,575
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	534,100
California Statewide Communities Development Authority Revenue
(Adventist Health System/West) Series A 4.00% 3/1/48	1,000,000	1,008,080
(be.group) 144A 7.25% 11/15/41 #	500,000	516,215
(Covenant Retirement Communities) Series C 5.625% 12/1/36	1,000,000	1,124,980
(Episcopal Communities & Services) 5.00% 5/15/32	600,000	641,568
(Huntington Memorial Hospital) 4.00% 7/1/48	500,000	501,280
(Loma Linda University Medical Center)
Series A 144A 5.25% 12/1/56 #	725,000	771,197
Series A 144A 5.50% 12/1/58 #	400,000	437,496
(Marin General Hospital - Green Bonds) Series A 4.00% 8/1/45	500,000	503,635
(Redlands Community Hospital) 5.00% 10/1/46	1,000,000	1,089,650
La Verne
(Brethren Hillcrest Homes) 5.00% 5/15/36	750,000	777,487
Palomar Health
5.00% 11/1/47 (AGM)	500,000	566,015
San Buenaventura
(Community Memorial Health System) 7.50% 12/1/41	785,000	855,987

		20,133,541

Housing Revenue Bonds – 4.59%
California Municipal Finance Authority Mobile Home Park Revenue
(Caritas Projects)
Series A 4.00% 8/15/42	1,270,000	1,276,312
Series A 5.50% 8/15/47	750,000	796,560
Independent Cities Finance Authority Mobile Home Park Revenue
(Pillar Ridge) Series A 5.25% 5/15/44	1,000,000	1,071,150
Santa Clara County Multifamily Housing Authority Revenue
(RiverTown Apartments Project) Series A 5.85% 8/1/31 (AMT)	1,000,000	1,001,100

		4,145,122

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Lease Revenue Bonds – 11.80%
Abag Finance Authority for Nonprofit Corporations
(Jackson Laboratory) 5.00% 7/1/37	1,000,000	$1,084,950
California Infrastructure & Economic Development Bank
(Academy of Motion Picture Arts & Sciences Obligated Group) Series A 5.00% 11/1/41	1,000,000	1,108,730
(Infrastructure State Revolving Fund) Series A 5.00% 10/1/29	1,000,000	1,196,770
California Municipal Finance Authority
(Goodwill Industry of Sacramento Valley & Northern Nevada Project) 5.00% 1/1/35	635,000	604,539
California Pollution Control Financing Authority Revenue
(San Diego County Water Authority Desalination Project Pipeline) 144A 5.00% 11/21/45 #	1,000,000	1,108,830
California State Public Works Board Lease Revenue
(Department of Corrections and Rehabilitation) Series C 5.00% 10/1/26	1,000,000	1,081,760
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project) 5.625% 11/1/33	1,000,000	1,101,850
Golden State Tobacco Securitization Settlement Revenue
(Enhanced Asset-Backed) Series A 5.00% 6/1/29	1,000,000	1,113,380
San Diego County
(Sanford Burnham Prebys Medical Discovery Institute)
Series A 5.00% 11/1/28	500,000	584,350
Series A 5.00% 11/1/30	475,000	550,991
San Jose Financing Authority Lease Revenue
(Civic Center Project) Series A 5.00% 6/1/33	1,000,000	1,115,050

		10,651,200

Local General Obligation Bonds – 3.23%
Anaheim School District Capital Appreciation Election 2002 4.58% 8/1/25 (NATL) ^	1,000,000	858,110
Marin Healthcare District Election 2013
Series A 4.00% 8/1/47	1,000,000	1,030,570
West Contra Costa Unified School District 2012 Election
Series C 4.00% 8/1/41	1,000,000	1,026,590

		2,915,270

Pre-Refunded Bonds – 8.47%
Anaheim Public Financing Authority Revenue
(Anaheim Electric System Distribution Facilities) Series A 5.00% 10/1/25-21 §	800,000	859,368

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Pre-Refunded Bonds (continued)
California Department of Water Resources
(Central Valley Project) Unrefunded Series AG 5.00% 12/1/28-19 §	75,000	$76,995
California Municipal Finance Authority Mobile Home Park Revenue
(Caritas Projects) Series A 6.40% 8/15/45-20 §	950,000	1,008,757
Imperial Irrigation District Electric System Revenue
Series B 5.00% 11/1/36-20 §	250,000	264,613
Lancaster Redevelopment Agency
(Combined Redevelopment Project Areas) 6.875% 8/1/39-19 §	285,000	291,253
Unrefunded 6.875% 8/1/39-19 §	215,000	219,717
Pittsburg Unified School District Financing Authority Revenue
(Pittsburg Unified School District Bond Program) 5.50% 9/1/46-21 (AGM) §	800,000	877,560
Rancho Santa Fe Community Services District Financing Authority Revenue
(Superior Lien Bonds) Series A 5.75% 9/1/30-21 §	800,000	883,472
Riverside County Redevelopment Agency Tax Allocation Housing
Series A 6.00% 10/1/39-20 §	1,000,000	1,071,070
San Diego Public Facilities Financing Authority Lease Revenue
(Master Refunding Project) Series A 5.25% 3/1/40-20 §	1,000,000	1,057,090
San Mateo Joint Powers Financing Authority Lease Revenue
(Capital Projects) Series A 5.25% 7/15/26-20 §	1,000,000	1,032,050

		7,641,945

Resource Recovery Revenue Bond – 1.13%
South Bayside Waste Management Authority Revenue
(Shoreway Environmental Center) Series A 6.00% 9/1/36	1,000,000	1,020,610

		1,020,610

Special Tax Revenue Bonds – 1.85%
Sacramento Transient Occupancy Tax Revenue
(Convention Center Complex) Senior Series A 5.00% 6/1/48	1,000,000	1,138,230
Yucaipa Special Tax Community Facilities District No. 98-1
(Chapman Heights) 5.375% 9/1/30	500,000	534,090

		1,672,320

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

State General Obligation Bonds – 6.29%
California
(Various Purpose)
5.00% 8/1/46	1,000,000	$1,128,200
5.25% 3/1/30	1,000,000	1,032,350
5.25% 4/1/35	1,000,000	1,092,550
5.25% 11/1/40	1,000,000	1,050,220
6.00% 3/1/33	1,000,000	1,043,320
Unrefunded 6.00% 4/1/38	330,000	331,073

		5,677,713

Transportation Revenue Bonds – 12.59%
Alameda Corridor Transportation Authority
(2nd Subordinate Lien) Series B 5.00% 10/1/37	500,000	551,390
California Municipal Finance Authority Senior Lien
(LINXS APM Project) Series A 5.00% 12/31/47 (AMT)	645,000	712,145
Long Beach Marina Revenue
(Alamitos Bay Marina Project) 5.00% 5/15/45	500,000	540,275
Los Angeles Department of Airports
(Los Angeles International Airport)
Senior Series D 5.00% 5/15/36 (AMT)	1,000,000	1,117,680
Subordinate Series B 5.00% 5/15/33	1,000,000	1,040,100
Riverside County Transportation Commission Senior Lien
(Current Interest Obligations) Series A 5.75% 6/1/44	500,000	545,195
Sacramento County Airport System Revenue
Series C 5.00% 7/1/39 (AMT)	1,000,000	1,139,030
Subordinate Series B 5.00% 7/1/41	500,000	560,425
San Diego County Regional Airport Authority Revenue
Subordinate Series A 5.00% 7/1/47	375,000	423,551
San Diego Redevelopment Agency
(Centre City Redevelopment Project) Series A 6.40% 9/1/25	870,000	873,358
San Francisco City & County Airports Commission
(San Francisco International Airport)
Second Series A 5.00% 5/1/49 (AMT)	1,000,000	1,129,410
Second Series B 5.00% 5/1/46 (AMT)	1,000,000	1,101,550
San Francisco Municipal Transportation Agency Revenue
Series B 5.00% 3/1/37	1,500,000	1,631,280

		11,365,389

Water & Sewer Revenue Bond – 1.23%
San Diego Public Facilities Financing Authority
Subordinate Series A 5.00% 8/1/29	1,000,000	1,109,840

		1,109,840

Total Municipal Bonds (cost $86,005,587)		89,331,244

	Principal amount°	Value (US $)

Short-Term Investment – 0.77%

Variable Rate Demand Note – 0.77%¤
California Public Finance Authority Revenue (Sharp HealthCare) Series B
1.47% 8/1/52 (LOC - Barclays Bank PLC)	700,000	$700,000

Total Short-Term Investment (cost $700,000)		700,000

Total Value of Securities – 99.73% (cost $86,705,587)		$90,031,244

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2019, the aggregate value of Rule 144A securities was $10,327,235, which represents 11.44% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2019.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

^	Zero coupon security. The rate shown is the effective yield at the time of purchase.

~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at Feb. 28, 2019.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

ICEF – Inner City Education Foundation

LOC – Letter of Credit

NATL – Insured by National Public Finance Guarantee Corporation

PLC – Public Limited Company

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Colorado Fund	February 28, 2019 (Unaudited)

	Principal amount°	Value (US $)

Municipal Bonds – 97.35%

Corporate Revenue Bonds –1.44%
Denver City & County
(United Airlines Project) 5.00% 10/1/32 (AMT)	415,000	$441,203
Public Authority for Colorado Energy Natural Gas Revenue 6.50% 11/15/38	1,750,000	2,455,285

		2,896,488

Education Revenue Bonds –11.10%
Colorado Educational & Cultural Facilities Authority Revenue
144A 5.00% 7/1/36 #	500,000	501,310
5.00% 11/1/44	890,000	868,569
144A 5.25% 7/1/46 #	1,350,000	1,347,948
(Academy Charter School Project)
5.50% 5/1/36 (SGI)	2,280,000	2,284,902
7.45% 8/1/48	1,000,000	1,122,660
(Alexander Dawson School-Nevada Project) 5.00% 5/15/29	1,490,000	1,730,605
(Atlas Preparatory Charter School) 144A 5.25% 4/1/45 #	1,300,000	1,299,948
(Charter School Project) 5.00% 7/15/37	1,150,000	1,221,668
(Johnson & Wales University) Series A 5.25% 4/1/37	1,790,000	1,905,365
(Liberty Common Charter School Project) Series A 5.00% 1/15/39	1,000,000	1,060,170
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	450,000	455,629
5.00% 12/1/42	540,000	531,112
(Loveland Classical Schools Project)
144A 5.00% 7/1/36 #	625,000	634,144
144A 5.00% 7/1/46 #	500,000	501,790
(Pinnacle Charter School Project) 5.00% 6/1/26	700,000	765,100
(Skyview Charter School)
144A 5.375% 7/1/44 #	860,000	871,644
144A 5.50% 7/1/49 #	870,000	884,764
(University of Denver Project)
Series A 4.00% 3/1/35	400,000	423,712
Series A 4.00% 3/1/36	550,000	581,069
(University of Lab Charter School) 5.00% 12/15/45	500,000	517,095
(Vail Mountain School Project) 4.00% 5/1/46	80,000	76,035
(Windsor Charter Academy Project) 144A 5.00% 9/1/46 #	890,000	864,110
(Woodrow Wilson Charter School Project) 5.25% 12/1/34 (SGI)	1,960,000	1,963,038

		22,412,387

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Electric Revenue Bonds – 1.96%
Platte River Power Authority Revenue
Series JJ 5.00% 6/1/27	3,300,000	$3,953,763

		3,953,763

Healthcare Revenue Bonds – 25.26%
Colorado Health Facilities Authority Revenue
(American Baptist)
7.625% 8/1/33	150,000	166,049
8.00% 8/1/43	1,000,000	1,119,400
(Bethesda Project) Series A-1 5.00% 9/15/48	2,250,000	2,363,333
(Catholic Health Initiatives)
Series A 5.00% 7/1/39	1,540,000	1,546,222
Series A 5.00% 2/1/41	2,250,000	2,316,443
Series A 5.25% 2/1/33	1,000,000	1,046,260
Series A 5.25% 1/1/45	3,000,000	3,181,950
Series D 6.25% 10/1/33	2,000,000	2,007,600
(Christian Living Community Project)
5.25% 1/1/37	1,500,000	1,545,885
6.375% 1/1/41	1,000,000	1,068,850
(Covenant Retirement Communities)
Series A 5.00% 12/1/33	4,000,000	4,261,240
Series A 5.00% 12/1/35	1,000,000	1,084,050
(Craig Hospital Project) 5.00% 12/1/32	3,500,000	3,808,350
(Evangelical Lutheran)
5.00% 12/1/42	2,500,000	2,591,225
5.625% 6/1/43	1,150,000	1,248,670
(Frasier Meadows Retirement Community Project)
Series A 5.25% 5/15/37	485,000	522,068
Series B 5.00% 5/15/48	660,000	683,681
(Mental Health Center Denver Project)
Series A 5.75% 2/1/44	2,000,000	2,167,080
(National Jewish Health Project) 5.00% 1/1/27	300,000	313,521
(NCMC Project) 4.00% 5/15/32	2,000,000	2,123,000
(SCL Health Systems) Series A 5.00% 1/1/44	3,050,000	3,297,385
(Sisters of Charity of Leavenworth Health System)
Series B 5.25% 1/1/25	2,500,000	2,569,825
(Sunny Vista Living Center)
Series A 144A 6.25% 12/1/50 #	935,000	975,027
(Vail Valley Medical Center Project) 5.00% 1/15/35	1,000,000	1,124,650
(Valley View Hospital Association Project) Series A 4.00% 5/15/35	685,000	710,331
Denver Health & Hospital Authority Health Care Revenue
(Recovery Zone Facilities) 5.625% 12/1/40	2,500,000	2,594,800

Schedules of investments
Delaware Tax-Free Colorado Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	1,945,000	$2,020,349
University of Colorado Hospital Authority Revenue
Series A 6.00% 11/15/29	2,460,000	2,528,929

		50,986,173

Housing Revenue Bonds – 0.09%
Colorado Housing & Finance Authority
(Single Family Program Class 1)
Series AA 4.50% 5/1/23 (GNMA)	95,000	95,230
Series AA 4.50% 11/1/23 (GNMA)	95,000	95,287

		190,517

Lease Revenue Bonds – 3.36%
Aurora Certificates of Participation
Series A 5.00% 12/1/30	2,370,000	2,424,842
Colorado Department of Transportation Certificates of Participation
5.00% 6/15/34	660,000	754,248
5.00% 6/15/36	1,055,000	1,194,830
Denver Health & Hospital Authority
4.00% 12/1/38	750,000	756,473
Regional Transportation District Certificates of Participation
Series A 5.00% 6/1/33	1,500,000	1,657,185

		6,787,578

Local General Obligation Bonds – 15.33%
Adams & Weld Counties School District No. 27J Brighton
4.00% 12/1/30	300,000	327,219
4.00% 12/1/31	1,000,000	1,085,900
5.00% 12/1/32	500,000	592,240
Arapahoe County School District No. 1 Englewood
4.00% 12/1/30	1,500,000	1,629,300
Arapahoe County School District No. 6 Littleton
(Littleton Public Schools)
Series A 5.50% 12/1/33	1,000,000	1,258,400
Series A 5.50% 12/1/38	350,000	430,668
Beacon Point Metropolitan District
5.00% 12/1/30 (AGM)	1,130,000	1,308,676
Central Colorado Water Conservancy District
(Limited Tax) 5.00% 12/1/33	1,000,000	1,117,440

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Commerce City Northern Infrastructure General Improvement District
5.00% 12/1/32 (AGM)	2,125,000	$2,345,001
Denver City & County
(Better Denver & Zoo) Series A 5.00% 8/1/25	3,215,000	3,259,110
Denver International Business Center Metropolitan District No. 1
5.00% 12/1/30	350,000	358,613
Douglas County School District No. 1
(Douglas & Elbert Counties) 5.00% 12/15/22	1,175,000	1,281,831
Eaton Area Park & Recreation District
5.25% 12/1/34	360,000	375,091
5.50% 12/1/38	455,000	477,823
El Paso County School District No 2. Harrison
5.00% 12/1/38	1,000,000	1,178,720
Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork
4.00% 12/15/31	1,300,000	1,404,468
Grand River Hospital District
5.25% 12/1/35 (AGM)	1,000,000	1,159,570
Jefferson County School District No. R-1
5.25% 12/15/24	1,250,000	1,487,663
Leyden Rock Metropolitan District No. 10
Series A 5.00% 12/1/45	1,000,000	1,006,870
Rangely Hospital District
6.00% 11/1/26	2,250,000	2,442,173
Sierra Ridge Metropolitan District No. 2
Series A 5.50% 12/1/46	1,000,000	1,016,620
Weld County Reorganized School District No. Re-8
5.00% 12/1/31	990,000	1,163,785
5.00% 12/1/32	660,000	771,712
Weld County School District No. Re-1
5.00% 12/15/31 (AGM)	1,000,000	1,164,600
Weld County School District No. Re-3J
5.00% 12/15/34 (BAM)	2,000,000	2,303,600

		30,947,093

Pre-Refunded Bonds – 5.91%
Colorado Building Excellent Schools Today Certificates of Participation
Series G 5.00% 3/15/32-21 §	2,000,000	2,134,080

Schedules of investments
Delaware Tax-Free Colorado Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Pre-Refunded Bonds (continued)
Colorado Health Facilities Authority Revenue (Total Long-Term Care)
Series A 6.00% 11/15/30-20 §	2,365,000	$2,533,530
Series A 6.25% 11/15/40-20 §	750,000	806,565
Platte River Power Authority Revenue
Series HH 5.00% 6/1/27-19 §	1,795,000	1,809,863
Series HH 5.00% 6/1/29-19 §	2,355,000	2,374,499
University of Colorado
Series A 5.00% 6/1/33-23 §	2,000,000	2,267,180

		11,925,717

Special Tax Revenue Bonds – 19.29%
Broomfield Colorado Sales & Use Tax Revenue
5.00% 12/1/33	1,000,000	1,176,700
Canyons Metropolitan District No. 5
Series A 6.125% 12/1/47	500,000	503,645
Central Platte Valley Metropolitan District
5.00% 12/1/43	725,000	759,495
Commerce City
5.00% 8/1/44 (AGM)	1,500,000	1,664,580
Denver City & County
Series A 5.00% 8/1/26	500,000	600,700
Denver Convention Center Hotel Authority Revenue
5.00% 12/1/40	2,660,000	2,865,086
Denver International Business Center Metropolitan District No. 1
5.375% 12/1/35	1,750,000	1,793,277
Denver Urban Renewal Authority
(Stapleton) Senior Subordinated Series B 5.00% 12/1/25	1,250,000	1,483,525
Fountain Urban Renewal Authority Tax Increment Revenue
(Academy Highlands Project) Series A 5.50% 11/1/44	2,235,000	2,273,420
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	1,250,000	1,283,950
Series A 5.25% 1/1/36	1,675,000	1,749,269
Lincoln Park Metropolitan District
5.00% 12/1/46 (AGM)	1,000,000	1,118,690
Plaza Metropolitan District No. 1
144A 5.00% 12/1/40 #	1,265,000	1,302,267
Prairie Center Metropolitan District No. 3
Series A 144A 5.00% 12/15/41 #	1,000,000	1,013,430

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Regional Transportation District
(Fastracks Project)
Series A 5.00% 11/1/30	670,000	$794,814
Series A 5.00% 11/1/31	1,495,000	1,758,957
Series A 5.00% 11/1/36	2,750,000	3,177,433
Series B 5.00% 11/1/33	1,865,000	2,209,950
Certificates of Participation
Series A 5.375% 6/1/31	1,540,000	1,603,494
Regional Transportation District Sales Revenue
(Denver Transit Partners)
6.00% 1/15/34	1,450,000	1,490,963
6.00% 1/15/41	2,400,000	2,462,952
Solaris Metropolitan District No. 3
(Limited Tax Convertible) Series A 5.00% 12/1/46	500,000	505,930
Southlands Metropolitan District No. 1
Series A-1 5.00% 12/1/37	300,000	318,516
Series A-1 5.00% 12/1/47	700,000	731,710
Sterling Ranch Community Authority Board
Series A 5.75% 12/1/45	975,000	996,372
Tallyns Reach Metropolitan District No. 3
(Limited Tax Convertible) 5.125% 11/1/38	740,000	772,664
Thornton Development Authority
(East 144th Avenue & I-25 Project)
Series B 5.00% 12/1/35	485,000	551,081
Series B 5.00% 12/1/36	810,000	918,508
Virgin Islands Public Finance Authority
(Matching Fund Loan Senior Lien)
5.00% 10/1/29 (AGM)	1,000,000	1,048,150

		38,929,528

Transportation Revenue Bonds – 12.59%
Colorado High Performance Transportation Enterprise Revenue
(C-470 Express Lanes) 5.00% 12/31/56	2,000,000	2,136,100
(Senior U.S. 36 & I-25 Managed Lanes)
5.75% 1/1/44 (AMT)	2,140,000	2,321,237
Denver City & County Airport System Revenue
Series A 4.00% 12/1/48 (AMT)	400,000	402,200
Series A 5.00% 11/15/30 (AMT)	1,750,000	2,047,727
Series A 5.00% 12/1/48 (AMT)	2,000,000	2,240,320
Series A 5.25% 11/15/36	2,500,000	2,557,825
Series B 5.00% 11/15/30	1,000,000	1,099,390
Series B 5.00% 11/15/32	1,000,000	1,095,280

Schedules of investments
Delaware Tax-Free Colorado Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Denver City & County Airport System Revenue
Series B 5.00% 11/15/37	8,000,000	$8,708,880
E-470 Public Highway Authority
Series C 5.25% 9/1/25	690,000	719,470
Series C 5.375% 9/1/26	2,000,000	2,087,560

		25,415,989

Water & Sewer Revenue Bonds – 1.02%
Dominion Water & Sanitation District
6.00% 12/1/46	750,000	791,587
Douglas County Centennial Water & Sanitation District
4.00% 12/1/38	500,000	532,275
Guam Government Waterworks Authority Water & Wastewater System Revenue
5.00% 7/1/37	675,000	735,129

		2,058,991

Total Municipal Bonds (cost $189,259,005)		196,504,224

	Number of shares

Short-Term Investments – 1.65%

Money Market Mutual Fund – 0.09%
Dreyfus AMT-Free Tax Exempt Cash Management Fund - Institutional Shares (seven-day effective yield 1.58%)	169,380	169,380

		169,380

	Principal amount°
Variable Rate Demand Notes – 1.56%¤
Denver City & County
Series A1 1.71% 12/1/29
(SPA-JPMorgan Chase Bank N.A.)	1,500,000	1,500,000
Series A2 1.71% 12/1/29
(SPA-JPMorgan Chase Bank N.A.)	1,655,000	1,655,000

		3,155,000

Total Short-Term Investments (cost $3,324,380)		3,324,380

Total Value of Securities – 99.00% (cost $192,583,385)		$199,828,604

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2019, the aggregate value of Rule 144A securities was $10,196,382, which represents 5.05% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2019.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

GNMA – Government National Mortgage Association collateral

N.A. – National Association

SGI – Insured by Syncora Guarantee Inc.

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Idaho Fund	February 28, 2019 (Unaudited)

	Principal amount°	Value (US $)

Municipal Bonds – 96.85%

Corporate Revenue Bonds – 3.31%
Nez Perce County Pollution Control Revenue
(Potlatch Project) 2.75% 10/1/24	1,250,000	$1,224,975
Power County Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,007,260

		3,232,235

Education Revenue Bonds – 16.08%
Boise State University Revenue
(General Project)
Series A 4.00% 4/1/37	1,250,000	1,273,475
Series A 5.00% 4/1/42	1,350,000	1,455,745
Series A 5.00% 4/1/47	500,000	564,295
Series A 5.00% 4/1/48	750,000	850,935
Idaho Housing & Finance Association
(Compass Public Charter School Project)
Series A 144A 6.00% 7/1/39 #	370,000	393,025
Series A 144A 6.00% 7/1/49 #	595,000	626,178
Series A 144A 6.00% 7/1/54 #	570,000	595,599
(Idaho Arts Charter School Project)
Series A 5.00% 12/1/38	1,000,000	1,048,300
Series A 144A 5.00% 12/1/46 #	1,000,000	1,031,660
(North Star Charter School Project)
Capital Appreciation Subordinate Series B 144A 4.88% 7/1/49 #^	2,888,155	375,720
Series A 6.75% 7/1/48	529,151	542,956
(Victory Charter School Project) Series B 5.00% 7/1/39	1,000,000	1,045,420
(Xavier Charter School Project) Series A 5.00% 6/1/50	1,275,000	1,340,854
University of Idaho
Series 2011 5.25% 4/1/41 •	1,755,000	1,867,952
Series A 5.00% 4/1/41	1,000,000	1,152,500
Series B 5.00% 4/1/28	1,000,000	1,033,130
Series B 5.00% 4/1/32	500,000	515,915

		15,713,659

Electric Revenue Bonds – 3.41%
Boise-Kuna Irrigation District Revenue
(Idaho Arrowrock Hydroelectric Project) 5.00% 6/1/34	2,000,000	2,253,080
Guam Power Authority Revenue
Series A 5.00% 10/1/40	1,000,000	1,074,480

		3,327,560

Healthcare Revenue Bonds – 13.17%
Idaho Health Facilities Authority Revenue
(Madison Memorial Hospital Project) 5.00% 9/1/37	2,350,000	2,497,345

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Idaho Health Facilities Authority Revenue
(St. Luke’s Health System Project)
Series A 5.00% 3/1/27	1,000,000	$1,186,190
Series A 5.00% 3/1/47	1,500,000	1,578,510
(Trinity Health Credit Group)
Series D 4.50% 12/1/37	1,385,000	1,441,993
Series ID 4.00% 12/1/43	1,000,000	1,011,940
Series ID 5.00% 12/1/32	1,000,000	1,079,690
Series ID 5.00% 12/1/46	750,000	832,897
(Valley Vista Care Corporation)
Series A 5.25% 11/15/37	1,005,000	1,033,894
Series A 5.25% 11/15/47	1,130,000	1,144,871
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Hospital Auxilio Mutuo Obligated Group Project) Series A 6.00% 7/1/33	1,020,000	1,059,515

		12,866,845

Housing Revenue Bonds – 1.84%
Idaho Housing & Finance Association
Series A 4.50% 1/21/49 (GNMA)	998,570	1,047,350
Idaho Housing & Finance Association Single Family Mortgage Revenue
Series A Class II 4.375% 7/1/32	515,000	523,379
Series C Class II 4.95% 7/1/31	230,000	231,339

		1,802,068

Lease Revenue Bonds – 9.89%
Boise Urban Renewal Agency
5.00% 12/15/31	750,000	853,657
5.00% 12/15/32	750,000	849,113
Idaho Fish & Wildlife Foundation
5.00% 12/1/41	200,000	230,112
Idaho Housing & Finance Association Revenue
(Grant & Revenue Anticipation Bonds) Series A 5.00% 7/15/27	750,000	903,120
(TDF Facilities Project-Recovery Zone)
Series A 6.50% 2/1/26	1,370,000	1,478,134
Series A 7.00% 2/1/36	1,500,000	1,608,690
Idaho State Building Authority Revenue
Series B 5.00% 9/1/40	1,250,000	1,365,150
(Capitol Mall Parking Project)
Series A 4.50% 9/1/25	455,000	507,330
Series A 4.50% 9/1/26	485,000	539,233

Schedules of investments
Delaware Tax-Free Idaho Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
Idaho State Building Authority Revenue
(Capitol Mall Parking Project)
Series A 4.50% 9/1/27	505,000	$559,631
(Department of Health & Welfare Project) Series B 4.00% 9/1/48	750,000	763,830

		9,658,000

Local General Obligation Bonds – 23.54%
Ada & Boise Counties Independent School District Boise City
5.00% 8/1/33	1,010,000	1,185,033
5.00% 8/1/34	1,500,000	1,753,110
5.00% 8/1/35	1,160,000	1,351,574
5.00% 8/1/36	500,000	580,225
Ada & Canyon Counties Joint School District No. 2 Meridian
4.50% 7/30/22	1,500,000	1,556,235
Ada & Canyon Counties Joint School District No. 3 Kuna
(Sales Tax & Credit Enhancement Guaranty) Series B 5.00% 9/15/35	1,100,000	1,280,114
Canyon County School District No. 131 Nampa
(School Board Guaranteed)
Series B 5.00% 8/15/23	1,295,000	1,477,349
Canyon County School District No. 132 Caldwell
Series A 5.00% 9/15/22 (AGM)	1,725,000	1,729,433
Series A 5.00% 9/15/23 (AGM)	1,810,000	1,814,652
Canyon County School District No. 139 Vallivue
(School Board Guaranteed)
5.00% 9/15/33	1,000,000	1,126,820
Series B 5.00% 9/15/24	1,480,000	1,643,806
Idaho Bond Bank Authority Revenue
Series A 4.00% 9/15/33	530,000	572,983
Series A 4.00% 9/15/37	1,000,000	1,059,580
Series C 5.00% 9/15/42	500,000	573,340
Madison County School District No. 321 Rexburg (Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 8/15/25	1,080,000	1,281,917
Series B 5.00% 8/15/26	500,000	603,310
Nez Perce County Independent School District No. 1
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 9/15/36	1,000,000	1,158,930
Series B 5.00% 9/15/37	1,000,000	1,153,010

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Twin Falls County School District No. 411
(School Board Guaranteed)
Series A 4.75% 9/15/37	1,000,000	$1,096,340

		22,997,761

Pre-Refunded Bonds – 5.72%
Boise State University Revenue
Series A 5.00% 4/1/39-19 §	1,000,000	1,002,630
Idaho Bond Bank Authority Revenue
(State Intercept)
Series A 5.25% 9/15/26-19 §	570,000	570,644
Unrefunded Series A 5.00% 9/15/28-19 §	890,000	890,952
Unrefunded Series A 5.25% 9/15/26-19 §	500,000	500,575
Idaho Health Facilities Authority Revenue
(St. Luke’s Regional Medical Center Project) 5.00% 7/1/35-20 (AGM) §	2,500,000	2,610,275
Puerto Rico Sales Tax Financing Revenue
First Subordinate Series A 5.50% 8/1/28-19 §	15,000	15,236

		5,590,312

Special Tax Revenue Bonds – 14.16%
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	559,802
Series A 5.25% 1/1/36	705,000	736,260
Series B-1 5.00% 1/1/42	1,425,000	1,457,091
Idaho Water Resource Board Loan Program Revenue
(Ground Water Rights Mitigation) Series A 5.00% 9/1/32	3,565,000	3,894,656
Ketchum Urban Renewal Agency Tax Increment Revenue
5.50% 10/15/34	1,500,000	1,526,760
Nampa Development Corporation Revenue
5.90% 3/1/30	3,000,000	3,041,430
(Library Square Project) 144A 5.00% 9/1/31 #	1,000,000	1,042,670
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note)
5.00% 10/1/29 (AGM)	1,500,000	1,572,225

		13,830,894

Transportation Revenue Bonds – 4.41%
Boise City Airport Revenue
(Air Terminal Facilities Project)
5.75% 9/1/19 (AGM) (AMT)	1,000,000	1,019,200
5.75% 9/1/20 (AGM) (AMT)	1,000,000	1,056,510
(Parking Facilities Project) 4.00% 9/1/32	2,180,000	2,235,699

		4,311,409

Schedules of investments
Delaware Tax-Free Idaho Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds – 1.32%
Guam Government Waterworks Authority
5.00% 7/1/40	370,000	$399,263
5.00% 1/1/46	835,000	888,882

		1,288,145

Total Municipal Bonds (cost $92,323,744)		94,618,888

	Number of shares

Short-Term Investments – 1.79%

Money Market Mutual Fund – 1.35%
Dreyfus AMT-Free Tax Exempt Cash Management Fund - Institutional Shares (seven-day effective yield 1.58%)	1,321,339	1,321,339

		1,321,339

	Principal amount°
Variable Rate Demand Note – 0.44%¤
Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project)
Series C 1.71% 3/1/48 (LOC - US Bank N.A.)	425,000	425,000

		425,000

Total Short-Term Investments (cost $1,746,339)		1,746,339

Total Value of Securities – 98.64%
(cost $94,070,083)		$96,365,227

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2019, the aggregate value of Rule 144A securities was $4,064,852, which represents 4.16% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2019.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Feb. 28, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

^	Zero coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

GNMA – Government National Mortgage Association collateral

LOC – Letter of Credit

N.A. – National Association

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free New York Fund	February 28, 2019 (Unaudited)

	Principal amount°	Value (US $)

Municipal Bonds – 98.82%

Corporate Revenue Bonds – 6.60%
Nassau County Tobacco Settlement
(Asset-Backed) Series A-3 5.125% 6/1/46	680,000	$647,095
New York Counties Tobacco Trust VI
(Tobacco Settlement Pass Through) Series C 5.00% 6/1/51	500,000	507,240
New York Liberty Development Revenue
(Second Priority - Bank of America Tower at One Bryant Park Project)
Class 2 5.625% 7/15/47	500,000	516,310
Class 3 6.375% 7/15/49	865,000	896,538
New York Transportation Development Corporation Special Facilities Revenue
(Delta Air Lines - LaGuardia Airport Terminals C&D Redevelopment Project) 5.00% 1/1/36 (AMT)	1,000,000	1,120,760
Suffolk Tobacco Asset Securitization
Series B 5.25% 6/1/37	700,000	738,290
TSASC Revenue
(Senior) Fiscal 2017 Series A 5.00% 6/1/41	900,000	954,819

		5,381,052

Education Revenue Bonds – 23.43%
Albany Industrial Development Agency Civic Facilities Revenue
(Brighter Choice Charter School) Series A 5.00% 4/1/37	250,000	234,425
Buffalo & Erie County Industrial Land Development
(Buffalo State College Foundation Housing Project)
Series A 6.00% 10/1/31	525,000	569,095
(Tapestry Charter School Project) Series A 5.00% 8/1/52	500,000	515,200
Build NYC Resource
(Bronx Charter School for Excellence Project)
Series A 5.00% 4/1/33	500,000	520,140
Series A 5.50% 4/1/43	500,000	523,525
(Inwood Academy for Leadership Charter School Project) Series A 144A 5.50% 5/1/48 #	500,000	514,450
(Manhattan College Project) 5.00% 8/1/47	500,000	557,855
(Metropolitan College of New York Project) 5.50% 11/1/44	600,000	611,334
(Metropolitan Lighthouse Charter School Project)
Series A 144A 5.00% 6/1/52 #	250,000	255,157
(New Dawn Charter Schools Project) 144A 5.75% 2/1/49 #	500,000	503,365
(The Packer Collegiate Institute Project) 5.00% 6/1/40	750,000	839,633

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Dutchess County Local Development
(The Culinary Institute of America Project)
Series A-1 5.00% 7/1/41	200,000	$218,286
Series A-1 5.00% 7/1/46	300,000	326,178
Hempstead Town Local Development
(Hofstra University Project) 5.00% 7/1/42	500,000	561,440
Madison County Capital Resource Revenue
(Colgate University Project) Series A 5.00% 7/1/28	400,000	418,104
Monroe County Industrial Development Revenue
(Nazareth College of Rochester Project)
Series A 5.00% 10/1/22	340,000	372,874
Series A 5.00% 10/1/23	470,000	524,229
(St. John Fisher College Project) Series A 5.50% 6/1/39	300,000	343,662
(University of Rochester Project) Series C 4.00% 7/1/43	500,000	518,850
New York City Trust for Cultural Resources
(Alvin Ailey Dance Foundation) Series A 4.00% 7/1/46	1,000,000	1,015,730
(Whitney Museum of American Art) 5.00% 7/1/31	500,000	528,570
New York State Dormitory Authority
(Barnard College) Series A 5.00% 7/1/35	400,000	458,472
(Brooklyn Law School) 5.75% 7/1/33	340,000	343,604
(Cornell University) Series A 5.00% 7/1/34	170,000	171,805
(Fordham University) 5.00% 7/1/44	650,000	716,085
(Marymount Manhattan College) 5.00% 7/1/24	350,000	353,503
(Pratt Institute) Series A 5.00% 7/1/34	1,000,000	1,119,460
(Rockefeller University) Series A 5.00% 7/1/27	250,000	252,670
(Touro College & University) Series A 5.50% 1/1/44	1,000,000	1,078,200
(University of Rochester Project) Unrefunded Series A 5.125% 7/1/39	20,000	20,213
Onondaga Civic Development Revenue
(Le Moyne College Project) 5.20% 7/1/29	500,000	519,635
St. Lawrence County Industrial Development Agency Civic
Development Revenue
(St. Lawrence University Project) Series A 4.00% 7/1/43	1,000,000	1,013,660
Tompkins County Development
(Ithaca College Project)
5.00% 7/1/34	750,000	855,390
5.00% 7/1/41	500,000	567,475
Troy Industrial Development Authority
(Rensselaer Polytechnic Institute Project) Series E 5.20% 4/1/37	500,000	534,815

Schedules of investments

Delaware Tax-Free New York Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Yonkers Economic Development Educational Revenue
(Charter School of Educational Excellence Project)
Series A 6.25% 10/15/40	600,000	$615,102

		19,092,191

Electric Revenue Bonds – 4.41%
Long Island Power Authority Electric System Revenue
5.00% 9/1/37	450,000	519,750
5.00% 9/1/47	500,000	560,280
Series A 5.00% 9/1/44	750,000	826,837
New York State Power Authority Revenue
Series A 5.00% 11/15/38	500,000	540,140
Utility Debt Securitization Authority
(Restructuring Bonds) 5.00% 12/15/37	1,000,000	1,146,690

		3,593,697

Healthcare Revenue Bonds – 15.08%
Buffalo & Erie County Industrial Land Development
(Catholic Health System Project) 5.25% 7/1/35	250,000	278,300
Dutchess County Local Development
(Health Quest Systems Project)
Series A 5.00% 7/1/34	350,000	386,582
Series A 5.00% 7/1/44	1,000,000	1,083,310
Guilderland Industrial Development Agency
(Albany Place Development Project) Series A 144A 5.875% 1/1/52 #	500,000	488,925
Monroe County Industrial Development
(The Rochester General Hospital Project)
5.00% 12/1/36	405,000	455,763
5.00% 12/1/46	540,000	592,294
Series A 5.00% 12/1/27	330,000	361,795
(The Unity Hospital of Rochester Project) 5.50% 8/15/40 (FHA)	585,000	624,797
Nassau County Local Economic Assistance
(Catholic Health Services of Long Island Obligated Group Project)
5.00% 7/1/29	375,000	416,617
5.00% 7/1/33	725,000	786,197
New York City Health & Hospital Revenue
(Health System) Series A 5.00% 2/15/30	500,000	514,000
New York State Dormitory Authority Revenue
(Montefiore Obligated Group) Series A 4.00% 8/1/38	1,000,000	1,005,700

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
New York State Dormitory Authority Revenue Non-State
Supported Debt
(Mt. Sinai Hospital) Series A 5.00% 7/1/26	600,000	$624,252
(New York University Hospitals Center) Series A 4.00% 7/1/40	465,000	478,118
(Orange Regional Medical Center Obligated Group)
144A 5.00% 12/1/34 #	500,000	557,770
144A 5.00% 12/1/45 #	700,000	750,120
Orange County Funding Assisted Living Residence Revenue
(The Hamlet at Wallkill Assisted Living Project) 6.50% 1/1/46	400,000	410,956
Saratoga County Capital Resource Revenue
(The Saratoga Hospital Project) Series A 5.00% 12/1/26	500,000	562,835
Southold Local Development Revenue
(Peconic Landing at Southold Project) 5.00% 12/1/45	750,000	769,500
Suffolk County Economic Development Revenue
(Catholic Health Services) Unrefunded 5.00% 7/1/28	430,000	458,273
(Peconic Landing at Southhold Project) 6.00% 12/1/40	650,000	681,909

		12,288,013

Lease Revenue Bonds – 8.72%
Hudson Yards Infrastructure
Unrefunded Fiscal 2012 Series A 5.75% 2/15/47	385,000	412,866
MTA Hudson Rail Yards Trust Obligations
(The Metropolitan Transportation Authority) Series A
5.00% 11/15/56	710,000	770,982
New York City Industrial Development Agency
(Senior Trips)
Series A 5.00% 7/1/22 (AMT)	1,085,000	1,185,905
Series A 5.00% 7/1/28 (AMT)	1,500,000	1,604,670
New York Liberty Development
(4 World Trade Center Project) 5.00% 11/15/31	500,000	537,675
(Class 1 - 3 World Trade Center Project) 144A 5.00% 11/15/44 #	1,500,000	1,564,005
(Class 2 - 3 World Trade Center Project) 144A 5.375% 11/15/40 #	500,000	530,240
United Nations Development Revenue
(Senior Lien) Series A 5.00% 7/1/26	500,000	505,145

		7,111,488

Local General Obligation Bonds – 3.01%
New York City
Fiscal 2011 Series E 5.00% 8/1/28	125,000	130,686
Fiscal 2014 Subordinate Series D-1 5.00% 8/1/31	1,000,000	1,120,730

Schedules of investments

Delaware Tax-Free New York Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
New York City
Fiscal 2018 Series B-1 4.00% 10/1/41	500,000	$519,980
Subordinate Series E-1 5.25% 3/1/35	500,000	597,440
Unrefunded Subordinate Series I-1 5.375% 4/1/36	25,000	25,067
New York State Dormitory Authority
(School District Financing Program)
Unrefunded Series A 5.00% 10/1/23	25,000	27,057
Unrefunded Series A 5.00% 10/1/25 (AGM)	30,000	31,461

		2,452,421

Pre-Refunded Bonds – 8.24%
Brooklyn Arena Local Development
(Barclays Center Project)
6.25% 7/15/40-20 §	500,000	520,430
6.375% 7/15/43-20 §	500,000	520,965
6.50% 7/15/30-20 §	500,000	521,455
Hudson Yards Infrastructure
Fiscal 2012 Series A 5.75% 2/15/47-21 §	615,000	664,477
Long Island Power Authority Electric System Revenue
Series B 5.75% 4/1/33-19 §	250,000	250,797
Metropolitan Transportation Authority Revenue
Series D 5.25% 11/15/27-20 §	500,000	531,380
Monroe County Industrial Development Revenue
(Nazareth College of Rochester Project)
5.25% 10/1/31-21 §	500,000	545,720
5.50% 10/1/41-21 §	500,000	548,860
New York City Transitional Finance Authority Revenue
(Future Tax Secured) Fiscal 2011 Subordinate Series D-1 5.25% 2/1/29-21 §	305,000	325,600
New York State Dormitory Authority Revenue Non-State Supported Debt
(The Northwell Health Obligated Group)
Series A 5.00% 5/1/41-21 §	500,000	536,355
Series A 5.50% 5/1/37-19 §	500,000	503,170
Onondaga Civic Development Revenue
(St. Joseph’s Hospital Health Center Project)
4.50% 7/1/32-22 §	380,000	415,150
5.00% 7/1/42-22 §	750,000	831,465

		6,715,824

Resource Recovery Revenue Bond – 1.83%
Niagara Area Development Revenue
(Covanta Project) Series A 144A 4.75% 11/1/42 (AMT) #	1,500,000	1,489,365

		1,489,365

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Special Tax Revenue Bonds – 17.17%
Build NYC Resource
(YMCA of Greater New York Project) 5.00% 8/1/40	450,000	$499,824
Glen Cove Local Economic Assistance
(Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	250,000	256,163
Guam Government Business Privilege Tax Revenue
Series A 5.25% 1/1/36	240,000	250,642
New York City Transitional Finance Authority Revenue
(Building Aid)
Fiscal 2012 Subordinate Series S-1A 5.25% 7/15/37	1,000,000	1,074,240
Fiscal 2015 Series S-1 5.00% 7/15/43	1,000,000	1,109,620
(Future Tax Secured)
Fiscal 2014 Subordinate Series A-1 5.00% 11/1/42	750,000	833,640
Fiscal 2014 Subordinate Series B-1 5.00% 11/1/40	750,000	837,405
Fiscal 2015 Subordinate Series E-1 5.00% 2/1/41	1,000,000	1,120,010
Fiscal 2016 Subordinate Series A-1 5.00% 8/1/33	670,000	765,944
Fiscal 2016 Subordinate Series A-1 5.00% 8/1/34	1,500,000	1,709,100
Fiscal 2017 Subordinate Series A-1 4.00% 5/1/42	500,000	519,080
Fiscal 2017 Subordinate Series E-1 5.00% 2/1/43	1,000,000	1,125,160
Unrefunded Fiscal 2011 Subordinate Series C 5.25% 11/1/25	310,000	327,865
Unrefunded Fiscal 2011 Subordinate Series D-1 5.25% 2/1/29	195,000	207,589
New York Convention Center Development Revenue
(Hotel Unit Fee Secured) 5.00% 11/15/35	1,000,000	1,142,710
New York State Dormitory Authority Revenue
(General Purpose)
Series C 5.00% 3/15/34	500,000	530,070
Series E 5.00% 3/15/32	1,000,000	1,155,020
New York State Urban Development Revenue
(General Purpose) Series A 4.00% 3/15/36	500,000	528,355

		13,992,437

State General Obligation Bond – 0.61%
New York State
Series A 5.00% 3/1/38	500,000	501,250

		501,250

Transportation Revenue Bonds – 6.70%
Buffalo & Fort Erie Public Bridge Authority 5.00% 1/1/47	435,000	485,034
Metropolitan Transportation Authority Revenue
Series D 5.00% 11/15/32	500,000	545,230

Schedules of investments

Delaware Tax-Free New York Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
New York State Thruway Authority General Revenue
Series I 5.00% 1/1/32 (AGM)	700,000	$750,169
Series L 5.00% 1/1/35	100,000	117,642
(Junior Indebtedness Obligation) Series A 5.25% 1/1/56	1,000,000	1,116,710
Port Authority of New York & New Jersey
(JFK International Air Terminal Project)
Series 8 6.00% 12/1/42	700,000	739,858
Series 8 6.50% 12/1/28	550,000	573,903
Triborough Bridge & Tunnel Authority
(MTA Bridges and Tunnels) Series A 5.00% 11/15/47	1,000,000	1,132,770

		5,461,316

Water & Sewer Revenue Bonds – 3.02%
New York City Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution)
Fiscal 2009 Series FF-2 5.50% 6/15/40	250,000	252,625
Fiscal 2012 Series BB 5.25% 6/15/44	500,000	542,860
Fiscal 2017 Series DD 5.00% 6/15/47	1,000,000	1,127,180
New York State Environmental Facilities Revenue
(New York City Municipal Water Finance Authority Projects - Second Resolution) Series B 5.00% 6/15/30	500,000	535,740

		2,458,405

Total Municipal Bonds (cost $78,472,101)		80,537,459

Short-Term Investment – 0.37%

Variable Rate Demand Note – 0.37%¤
New York City Fiscal 2014 Subordinate Series D-3
1.72% 8/1/38 (SPA - JPMorgan Chase Bank, N.A.)	300,000	300,000

Total Short-Term Investment (cost $300,000)		300,000

Total Value of Securities – 99.19% (cost $78,772,101)		$80,837,459

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2019, the aggregate value of Rule 144A securities was $6,653,397, which represents 8.16% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2019.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

FHA – Federal Housing Administration

N.A. – National Association

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Pennsylvania Fund	February 28, 2019 (Unaudited)

	Principal amount°	Value (US $)

Municipal Bonds – 100.36%

Corporate Revenue Bonds – 5.98%
Pennsylvania Commonwealth Financing Authority Revenue
(Tobacco Master Settlement Payment Revenue) 4.00% 6/1/39 (AGM)	5,045,000	$5,172,336
Pennsylvania Economic Development Financing Authority
(National Gypsum) 5.50% 11/1/44 (AMT)	4,000,000	4,157,120
Pennsylvania Economic Development Financing Authority
Solid Waste Disposal Revenue
(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	13,452,340
Pennsylvania Economic Development Financing Authority
Water Facility Revenue
(Pennsylvania-American Water Project) 6.20% 4/1/39	2,850,000	2,858,863

		25,640,659

Education Revenue Bonds – 13.81%
Allegheny County Higher Education Building Authority Revenue
(Carnegie Mellon University)
5.00% 3/1/28	2,000,000	2,238,720
Series A 5.00% 3/1/24	1,000,000	1,096,690
(Chatham University) Series A 5.00% 9/1/30	1,500,000	1,558,830
(Robert Morris University)
5.00% 10/15/47	1,500,000	1,572,645
Series A 5.50% 10/15/30	1,275,000	1,323,169
Series A 5.75% 10/15/40	2,200,000	2,276,230
Bucks County Industrial Development Authority Revenue
(George School Project) 5.00% 9/15/36	4,455,000	4,761,682
(School Lane Charter School Project) Series A 5.125% 3/15/46	2,500,000	2,621,475
Chester County Industrial Development Authority Revenue
(Avon Grove Charter School Project)
Series A 5.00% 12/15/47	1,160,000	1,191,436
Series A 5.00% 12/15/51	770,000	785,300
(Renaissance Academy Charter School Project)
5.00% 10/1/34	1,000,000	1,056,660
5.00% 10/1/39	1,250,000	1,309,325
5.00% 10/1/44	1,000,000	1,044,420
Chester County Industrial Development Authority Student Housing Revenue
(University Student Housing Project at West Chester University)
Series A 5.00% 8/1/30	1,100,000	1,159,466
Series A 5.00% 8/1/45	1,250,000	1,291,337
Delaware County Authority Revenue
(Cabrini University) 5.00% 7/1/47	2,000,000	2,086,400

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
East Hempfield Township Industrial Development Authority
(Student Services - Student Housing Project at Millersville University)
5.00% 7/1/39	875,000	$911,435
5.00% 7/1/45	2,500,000	2,575,200
5.00% 7/1/46	1,425,000	1,476,058
5.00% 7/1/47	1,000,000	1,041,160
Montgomery County Higher Education & Health Authority Revenue
(Arcadia University)
5.625% 4/1/40	2,375,000	2,429,221
5.75% 4/1/40	2,000,000	2,157,900
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(Drexel University) 5.00% 5/1/41	1,000,000	1,110,800
(University Properties Student Housing - East Stroudsburg University of Pennsylvania) 5.00% 7/1/42	500,000	506,945
Philadelphia Authority for Industrial Development Revenue
(First Philadelphia Preparatory Charter School Project)
Series A 7.25% 6/15/43	2,500,000	2,784,925
(Green Woods Charter School Project)
Series A 5.50% 6/15/22	735,000	758,277
Series A 5.75% 6/15/42	2,500,000	2,559,000
(International Apartments of Temple University)
Series A 5.375% 6/15/30	1,500,000	1,539,015
Series A 5.625% 6/15/42	3,000,000	3,057,420
(Philadelphia Performing Arts Charter School Project) 144A 6.75% 6/15/43 #	2,550,000	2,626,500
(Tacony Academy Charter School Project)
Series A-1 6.75% 6/15/33	1,020,000	1,096,449
Series A-1 7.00% 6/15/43	1,535,000	1,653,671
(Temple University Second Series) 5.00% 4/1/36	1,145,000	1,287,999
State Public School Building Authority
(Montgomery County Community College) 5.00% 5/1/28	2,000,000	2,295,020

		59,240,780

Healthcare Revenue Bonds – 29.32%
Allegheny County Hospital Development Authority
Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	1,350,000	1,337,931
(University of Pittsburgh Medical Center) Series A 5.50% 8/15/34	3,980,000	4,042,008

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Berks County Industrial Development Authority Revenue
(The Highlands at Wyomissing)
5.00% 5/15/38	415,000	$442,639
5.00% 5/15/43	500,000	529,540
5.00% 5/15/48	1,000,000	1,052,460
Series A 5.00% 5/15/37	1,365,000	1,455,827
Series A 5.00% 5/15/42	500,000	526,205
Series A 5.00% 5/15/47	600,000	628,596
Series C 5.00% 5/15/42	1,000,000	1,063,090
Series C 5.00% 5/15/47	1,000,000	1,058,290
(Tower Health Project)
4.00% 11/1/47	2,500,000	2,475,250
5.00% 11/1/50	2,000,000	2,176,960
Berks County Municipal Authority Revenue
(Reading Hospital & Medical Center Project) Unrefunded Series A-3 5.50% 11/1/31	5,005,000	5,123,518
Butler County Hospital Authority Revenue
(Butler Health System Project) Series A 5.00% 7/1/39	1,625,000	1,762,296
Central Bradford Progress Authority
(Guthrie Health Issue) 5.375% 12/1/41	1,000,000	1,071,550
Centre County Hospital Authority Revenue
(Mount Nittany Medical Center Project) Series A 4.00% 11/15/47	1,400,000	1,410,276
Chester County Health & Education Facilities Authority Revenue
(Simpson Senior Services Project)
Series A 5.00% 12/1/35	775,000	782,889
Series A 5.25% 12/1/45	1,360,000	1,388,506
Cumberland County Municipal Authority Revenue
(Diakon Lutheran Social Ministries Project) 5.00% 1/1/38	2,000,000	2,115,800
Dauphin County General Authority Health System Revenue
(Pinnacle Health System Project) Unrefunded 6.00% 6/1/36	795,000	801,924
DuBois Hospital Authority
(Penn Highlands Healthcare) 4.00% 7/15/48	2,000,000	2,000,400
Franklin County Industrial Development Authority Revenue
(Chambersburg Hospital Project) 5.375% 7/1/42	4,980,000	5,183,533
(Menno-Haven Project) 5.00% 12/1/53	1,900,000	1,933,592
Geisinger Authority Health System Revenue
(Geisinger Health System)
Series A-1 5.00% 2/15/45	5,000,000	5,541,450
Series A-1 5.125% 6/1/41	4,000,000	4,252,960

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Indiana County Hospital Authority Revenue
(Indiana Regional Medical Center) Series A 6.00% 6/1/39	1,625,000	$1,747,574
Lancaster County Hospital Authority Revenue
(Brethren Village Project)
5.25% 7/1/35	250,000	263,297
5.25% 7/1/41	1,000,000	1,046,580
5.50% 7/1/45	1,000,000	1,059,530
(Landis Homes Retirement Community Project) Series A 5.00% 7/1/45	2,000,000	2,083,440
(Masonic Villages Project)
5.00% 11/1/35	1,000,000	1,108,490
5.00% 11/1/36	510,000	562,841
5.00% 11/1/37	250,000	274,450
(St. Anne’s Retirement Community Project)
5.00% 4/1/27	1,425,000	1,461,651
5.00% 4/1/33	1,830,000	1,855,931
Lehigh County General Purpose Authority Revenue
(Bible Fellowship Church Homes Project)
5.125% 7/1/32	1,000,000	1,006,450
5.25% 7/1/42	1,500,000	1,509,420
Monroe County Hospital Authority Revenue
(Pocono Medical Center)
5.00% 7/1/36	1,710,000	1,906,565
5.00% 7/1/41	1,000,000	1,098,190
Monroeville Finance Authority
(University of Pittsburgh Medical Center) 5.00% 2/15/25	1,000,000	1,163,410
Montgomery County Higher Education & Health Authority Revenue
(Thomas Jefferson University) Series A 4.00% 9/1/49	2,500,000	2,513,400
Montgomery County Industrial Development Authority Retirement Community Revenue
(ACTS Retirement Life Communities Obligated Group)
5.00% 11/15/27	1,250,000	1,334,763
5.00% 11/15/28	1,600,000	1,702,976
5.00% 11/15/29	680,000	721,242
Montgomery County Industrial Development Authority Revenue
(Albert Einstein Healthcare Network) Series A 5.25% 1/15/45	2,500,000	2,687,475
(Whitemarsh Continuing Care Retirement Community Project) 5.375% 1/1/50	4,000,000	4,004,640

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Montgomery County Industrial Development Authority Revenue
(Whitemarsh Continuing Care Retirement Community Project)
Series A 5.375% 1/1/51	1,500,000	$1,503,195
Moon Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	4,000,000	4,221,160
Northampton County Industrial Development Authority
(Morningstar Senior Living Project)
5.00% 7/1/27	1,400,000	1,438,710
5.00% 7/1/32	1,275,000	1,295,196
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project) Series A 144A 6.75% 12/1/53 #	2,450,000	2,391,984
Pennsylvania Economic Development Financing Authority Revenue
(University of Pittsburgh Medical Center) Series A 5.00% 7/1/43	1,265,000	1,363,974
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(Thomas Jefferson University)
Series A 5.00% 9/1/45	7,000,000	7,799,750
Series A 5.25% 9/1/50	2,500,000	2,811,000
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)
5.00% 8/15/40	2,000,000	2,225,140
Series A 4.00% 8/15/42	4,000,000	4,068,040
Philadelphia Authority for Industrial Development Revenue
(Children’s Hospital of Philadelphia Project) 5.00% 7/1/34	5,000,000	5,780,050
(Thomas Jefferson University) Series A 5.00% 9/1/47	2,500,000	2,743,650
(Wesley Enhanced Living Obligated Group) Series A 5.00% 7/1/49	2,500,000	2,526,975
Pocono Mountains Industrial Park Authority Revenue
(St. Luke’s Hospital - Monroe Project) Series A 5.00% 8/15/40	4,000,000	4,330,200

		125,768,829

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Housing Revenue Bond – 0.49%
Philadelphia Authority for Industrial Development Revenue
(The PresbyHomes Germantown Project) Series A 5.625% 7/1/35 (HUD)	2,100,000	$2,101,701

		2,101,701

Lease Revenue Bonds – 3.72%
Allegheny County Industrial Development Authority Revenue
(Residential Resource Project)
5.10% 9/1/26	1,335,000	1,337,003
5.125% 9/1/31	435,000	435,331
Pennsylvania Commonwealth Financing Authority Revenue
Series B 5.00% 6/1/31 (AGC)	10,000,000	10,069,600
Philadelphia Municipal Authority Revenue
(Juvenile Justice Services Center)
5.00% 4/1/37	1,250,000	1,381,663
5.00% 4/1/38	1,000,000	1,101,660
5.00% 4/1/39	1,500,000	1,648,455

		15,973,712

Local General Obligation Bonds – 7.93%
Allegheny County
Series C-69 5.00% 12/1/28	1,000,000	1,106,580
Series C-70 5.00% 12/1/33	2,205,000	2,423,273
Series C-77 5.00% 11/1/43	4,535,000	5,168,041
Chester County
4.00% 7/15/32	2,000,000	2,222,940
5.00% 7/15/30	3,000,000	3,696,930
City of Philadelphia 5.00% 8/1/41	1,260,000	1,377,193
Series A 5.00% 8/1/37	1,750,000	1,935,955
Series A 5.25% 7/15/29	2,500,000	2,816,175
City of Pittsburgh
4.00% 9/1/35	750,000	797,078
4.00% 9/1/36	500,000	529,165
Series B 5.00% 9/1/26	3,000,000	3,302,880
Philadelphia School District
Series F 5.00% 9/1/36	2,000,000	2,220,480
Series F 5.00% 9/1/37	1,500,000	1,657,320
Series F 5.00% 9/1/38	2,000,000	2,203,040
Tredyffrin Easttown School District 5.00% 2/15/38	2,250,000	2,573,708

		34,030,758

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds – 21.41%
Allegheny County Higher Education Building Authority Revenue
(Carlow University Project)
6.75% 11/1/31-21§	750,000	$846,757
7.00% 11/1/40-21§	1,000,000	1,134,350
Butler County Hospital Authority Revenue
(Butler Health System Project) Series B 7.25% 7/1/39-19§	8,000,000	8,142,960
Chester County
5.00% 11/15/32-21§	3,000,000	3,268,140
5.00% 11/15/33-21§	2,625,000	2,859,623
Dauphin County General Authority Health System Revenue
(Pinnacle Health System Project) 6.00% 6/1/36-19§	4,205,000	4,249,909
Delaware County Regional Water Quality Control Authority 5.00% 5/1/32-23§	2,000,000	2,262,980
Guam Government Limited Obligation Revenue
(Section 30) Series A 5.625% 12/1/29-19§	90,000	92,726
Huntingdon County General Authority Revenue
(Juniata College) Series A 5.00% 5/1/30-20§	2,650,000	2,793,683
Monroe County Hospital Authority
(Pocono Medical Center)
Series A 5.00% 1/1/32-22§	1,150,000	1,250,889
Series A 5.00% 1/1/41-22§	1,500,000	1,633,770
Montgomery County Higher Education & Health Authority Revenue
(Abington Memorial Hospital Obligated Group) Series A 5.00% 6/1/31-22§	4,000,000	4,403,840
Montgomery County Industrial Development Authority Retirement Community Revenue
(ACTS Retirement Life Communities)
Series A-1 6.25% 11/15/29-19§	700,000	722,211
Montgomery County Industrial Development Authority Revenue
(New Regional Medical Center Project) 5.375% 8/1/38-20 (FHA)§	995,000	1,046,083
Pennsylvania Economic Development Financing Authority Health System Revenue
(Albert Einstein Healthcare) Series A 6.25% 10/15/23-19§	3,355,000	3,446,088
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(AICUP Financing Program - St. Francis University Project) Series JJ2 6.25% 11/1/41-21§	2,355,000	2,632,278

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Edinboro University Foundation Student Housing Project) 6.00% 7/1/43-20§	1,000,000	$1,055,800
(Indiana University - Student Housing Project)
Series A 5.00% 7/1/27-22§	1,740,000	1,920,073
Series A 5.00% 7/1/41-22§	1,500,000	1,655,235
(Philadelphia University) 5.00% 6/1/32-23§	2,000,000	2,267,180
(Shippensburg University - Student Housing Project)
5.00% 10/1/44-22§	1,500,000	1,666,560
6.25% 10/1/43-21§	2,000,000	2,228,280
(University of the Arts) 5.20% 3/15/25 (AGC)	4,490,000	5,038,184
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania) Series A 5.00% 9/1/29-21§	1,000,000	1,066,790
(University of Pennsylvania Health System)
Series A 5.00% 8/15/24-21§	4,850,000	5,238,097
Series A 5.25% 8/15/26-21§	3,910,000	4,246,221
Series A 5.75% 8/15/23-21§	2,500,000	2,744,825
Pennsylvania Turnpike Commission Revenue
Series E 5.00% 12/1/29-21§	5,000,000	5,426,000
Series E 5.00% 12/1/30-21§	2,000,000	2,170,400
Philadelphia Authority for Industrial Development Revenue
(MaST Charter School Project) 6.00% 8/1/35-20§	1,610,000	1,704,282
(New Foundations Charter School Project) 6.625% 12/15/41-22§	1,000,000	1,173,140
Philadelphia Hospitals & Higher Education Facilities Authority Revenue
(Presbyterian Medical Center) 6.65% 12/1/19	2,020,000	2,094,700
Philadelphia Municipal Authority Revenue 6.50% 4/1/39-19§	1,000,000	1,003,740
South Fork Municipal Hospital Authority Revenue
(Conemaugh Health System Project) 5.50% 7/1/29-20§	3,500,000	3,672,480
St. Mary Hospital Authority Health System Revenue
(Catholic Health East) 6.25% 11/15/34-19§	4,630,000	4,672,781

		91,831,055

Resource Recovery Revenue Bond – 0.51%
Delaware County Industrial Development Authority
(Covanta Project) Series A 5.00% 7/1/43	2,155,000	2,171,055

		2,171,055

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Special Tax Revenue Bonds – 4.24%
Allentown Neighborhood Improvement Zone Development Authority Revenue
Series A 5.00% 5/1/42	2,500,000	$2,559,600
(City Center Project)
144A 5.00% 5/1/42 #	2,500,000	2,684,050
144A 5.375% 5/1/42 #	1,800,000	1,833,084
(City Center Refunding Project) 144A 5.00% 5/1/42 #	2,500,000	2,667,050
Chester County Industrial Development Authority Special Obligation Revenue
(Woodlands at Greystone Project)
144A 5.00% 3/1/38 #	560,000	564,844
144A 5.125% 3/1/48 #	1,000,000	1,009,680
Northampton County Industrial Development Authority
(Route 33 Project) 7.00% 7/1/32	2,000,000	2,235,140
Sports & Exhibition Authority of Pittsburgh & Allegheny County
(Hotel Room Excise Tax) 5.00% 2/1/35 (AGM)	3,000,000	3,110,460
Washington County Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project)
5.00% 7/1/35	1,500,000	1,521,270

		18,185,178

State General Obligation Bond – 0.93%
Commonwealth of Pennsylvania
5.00% 9/15/26	3,340,000	3,973,030

		3,973,030

Transportation Revenue Bonds – 8.56%
Delaware River Joint Toll Bridge Commission
(Pennsylvania - New Jersey) 5.00% 7/1/47	5,000,000	5,643,450
Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue
(Amtrak Project)
Series A 5.00% 11/1/32 (AMT)	3,500,000	3,766,420
Series A 5.00% 11/1/41 (AMT)	5,000,000	5,350,050
Pennsylvania Turnpike Commission Revenue
Series A 5.00% 12/1/22	2,550,000	2,844,219
Series A 5.00% 12/1/23	2,450,000	2,797,998
Series C 5.00% 12/1/44	5,000,000	5,451,550
Philadelphia Airport Revenue
Series B 5.00% 7/1/47 (AMT)	3,000,000	3,300,930
Port Authority of Allegheny County
5.75% 3/1/29	5,200,000	5,595,408

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Susquehanna Area Regional Airport Authority Revenue
5.00% 1/1/35 (AMT)	800,000	$875,400
5.00% 1/1/38 (AMT)	1,000,000	1,085,390

		36,710,815

Water & Sewer Revenue Bonds – 3.46%
Allegheny County Sanitary Authority
5.00% 12/1/28 (BAM)	2,345,000	2,738,022
Bucks County Water & Sewer Authority
5.00% 12/1/28 (AGM)	1,000,000	1,208,990
Series A 5.00% 12/1/37 (AGM)	780,000	887,624
Series A 5.00% 12/1/40 (AGM)	1,000,000	1,134,530
Philadelphia Water & Wastewater Revenue
5.00% 11/1/28	4,500,000	4,959,540
Series A 5.00% 7/1/45	2,500,000	2,758,075
Series A 5.25% 10/1/52	1,000,000	1,140,460

		14,827,241

Total Municipal Bonds (cost $413,772,593)		430,454,813

Short-Term Investment – 0.08%

Variable Rate Demand Note – 0.08%¤
Philadelphia Hospitals & Higher Education Facilities
Authority Revenue (Children’s Hospital of Philadelphia
Project) Series B 1.71% 7/1/41
(SPA - Wells Fargo Bank N.A.)	350,000	350,000

Total Short-Term Investment (cost $350,000)		350,000

Total Value of Securities – 100.44% (cost $414,122,593)		$430,804,813

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2019, the aggregate value of Rule 144A securities was $13,777,192, which represents 3.21% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2019.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

FHA – Federal Housing Administration

HUD – Housing and Urban Development Section 8

N.A. – National Association

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

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Statements of assets and liabilities
February 28, 2019 (Unaudited)

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund
Assets:
Investments, at value[1]	$73,662,451	$90,031,244	$199,828,604
Cash	66,277	47,500	—
Interest receivable	700,716	1,107,912	2,284,141
Receivable for fund shares sold	9,985	80,352	265,000

Total assets	74,439,429	91,267,008	202,377,745

Liabilities:
Cash due to custodian	—	—	156,779
Payable for securities purchased	681,926	—	—
Payable for fund shares redeemed	456,850	864,994	115,513
Distribution payable	27,134	34,717	72,652
Audit and tax fees payable	22,555	22,555	22,555
Investment management fees payable to affiliates	18,974	23,879	65,030
Other accrued expenses	18,627	30,355	17,561
Distribution fees payable to affiliates	13,683	17,354	38,180
Dividend disbursing and transfer agent fees and expenses payable to affiliates	560	691	1,528
Accounting and administration expenses payable to affiliates	521	571	890
Trustees’ fees and expenses payable	250	306	674
Legal fees payable to affiliates	119	145	324
Reports and statements to shareholders expenses payable to affiliates	71	88	196
Reports and statements to shareholders expenses payable to non-affiliates	—	—	10,246
Dividend disbursing and transfer agent fees and expenses payable to non-affiliates	—	—	19,953

Total liabilities	1,241,270	995,655	522,081

Total Net Assets	$73,198,159	$90,271,353	$201,855,664

Net Assets Consist of:
Paid-in capital	$71,428,492	$86,989,731	$198,217,675
Total distributable earnings (loss)	1,769,667	3,281,622	3,637,989

Total Net Assets	$73,198,159	$90,271,353	$201,855,664

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund
Net Asset Value
Class A:
Net assets	$59,601,337	$44,542,700	$161,088,168
Shares of beneficial interest outstanding, unlimited authorization, no par	5,320,392	3,752,440	14,614,206
Net asset value per share	$11.20	$11.87	$11.02
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$11.73	$12.43	$11.54

Class C:
Net assets	$2,886,123	$11,144,165	$9,788,822
Shares of beneficial interest outstanding, unlimited authorization, no par	256,976	937,178	885,691
Net asset value per share	$11.23	$11.89	$11.05

Institutional Class:
Net assets	$10,710,699	$34,584,488	$30,978,674
Shares of beneficial interest outstanding, unlimited authorization, no par	956,018	2,913,538	2,810,550
Net asset value per share	$11.20	$11.87	$11.02

[1]Investments, at cost	$71,493,356	$86,705,587	$192,583,385

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Assets:
Investments, at value[1]	$96,365,227	$80,837,459	$430,804,813
Cash	34,793	22,169	30,522
Interest receivable	1,400,494	836,578	5,636,949
Receivable for fund shares sold	79,562	164,662	211,787

Total assets	97,880,076	81,860,868	436,684,071

Liabilities:
Payable for fund shares redeemed	42,929	247,990	38,109
Distribution payable	33,236	28,058	171,311
Payable for securities purchased	—	—	7,220,033
Investment management fees payable to affiliates	28,614	20,432	140,642
Audit and tax fees payable	22,555	22,555	22,555
Distribution fees payable to affiliates	21,923	17,299	85,974
Accounting and administration expenses payable to affiliates	13,775	545	1,549
Dividend disbursing and transfer agent fees and expenses payable to non-affiliates	10,312	8,512	—
Other accrued expenses	8,380	16,334	91,623
Dividend disbursing and transfer agent fees and expenses payable to affiliates	739	624	3,250
Accounting and administration expenses payable to non-affiliates	589	—	—
Trustees’ fees and expenses payable	324	276	1,429
Legal fees payable to affiliates	154	129	683
Reports and statements to shareholders expenses payable to affiliates	95	79	416

Total liabilities	183,625	362,833	7,777,574

Total Net Assets	$97,696,451	$81,498,035	$428,906,497

Net Assets Consist of:
Paid-in capital	$100,024,831	$79,845,583	$412,507,406
Total distributable earnings (loss)	(2,328,380)	1,652,452	16,399,091

Total Net Assets	$97,696,451	$81,498,035	$428,906,497

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Net Asset Value
Class A:
Net assets	$55,695,175	$34,258,186	$361,829,370
Shares of beneficial interest outstanding, unlimited authorization, no par	4,970,152	3,027,450	45,874,267
Net asset value per share	$11.21	$11.32	$7.89
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$11.74	$11.85	$8.26

Class C:
Net assets	$14,202,539	$13,779,505	$24,467,760
Shares of beneficial interest outstanding, unlimited authorization, no par	1,268,449	1,220,789	3,101,019
Net asset value per share	$11.20	$11.29	$7.89

Institutional Class:
Net assets	$27,798,737	$33,460,344	$42,609,367
Shares of beneficial interest outstanding, unlimited authorization, no par	2,480,219	2,958,230	5,405,928
Net asset value per share	$11.21	$11.31	$7.88

[1]Investments, at cost	$94,070,083	$78,772,101	$414,122,593

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Six months ended February 28, 2019 (Unaudited)

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund

Investment Income:
Interest	$1,570,742	$1,986,508	$4,177,734

Expenses:
Management fees	184,822	258,702	542,102
Distribution expenses — Class A	75,321	60,477	198,964
Distribution expenses — Class C	15,126	58,816	50,569
Accounting and administration expenses	28,539	30,351	39,637
Audit and tax fees	23,328	23,328	23,328
Dividend disbursing and transfer agent fees and expenses	20,324	25,820	57,032
Reports and statements to shareholders expenses	8,467	8,930	14,047
Registration fees	7,725	6,483	6,475
Legal fees	1,981	2,277	4,959
Trustees’ fees and expenses	1,761	2,252	4,648
Custodian fees	1,204	1,705	3,051
Other	6,875	8,287	10,922

	375,473	487,428	955,734
Less expenses waived	(66,112)	(98,853)	(123,661)
Less expenses paid indirectly	(685)	(803)	(879)

Total operating expenses	308,676	387,772	831,194

Net Investment Income	1,262,066	1,598,736	3,346,540

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss)	34,522	(46,877)	(80,597)
Net change in unrealized appreciation (depreciation) of investments	(322,518)	(739,212)	(229,515)

Net Realized and Unrealized Loss	(287,996)	(786,089)	(310,112)

Net Increase in Net Assets Resulting from Operations	$974,070	$812,647	$3,036,428

See accompanying notes, which are an integral part of the financial statements.

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund

Investment Income:
Interest	$1,926,141	$1,654,287	$9,623,633

Expenses:
Management fees	262,118	228,533	1,170,306
Distribution expenses — Class A	71,277	44,018	438,179
Distribution expenses — Class C	77,954	70,085	125,279
Accounting and administration expenses	30,465	29,365	60,206
Dividend disbursing and transfer agent fees and expenses	28,827	25,316	124,906
Audit and tax fees	23,328	23,328	23,328
Reports and statements to shareholders expenses	8,069	12,253	28,694
Registration fees	6,045	6,045	8,725
Legal fees	2,526	3,613	15,260
Trustees’ fees and expenses	2,259	1,970	10,115
Custodian fees	1,869	1,479	7,261
Other	6,782	8,705	16,062

	521,519	454,710	2,028,321
Less expenses waived	(80,954)	(111,406)	(137,014)
Less expenses paid indirectly	(559)	(468)	(1,813)

Total operating expenses	440,006	342,836	1,889,494

Net Investment Income	1,486,135	1,311,451	7,734,139

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss)	(17,514)	138,504	(150,666)
Net change in unrealized appreciation (depreciation) of investments	(88,613)	(318,494)	(2,319,634)

Net Realized and Unrealized Loss	(106,127)	(179,990)	(2,470,300)

Net Increase in Net Assets Resulting from Operations	$1,380,008	$1,131,461	$5,263,839

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Arizona Fund

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,262,066	$2,490,400
Net realized gain	34,522	379,155
Net change in unrealized appreciation (depreciation)	(322,518)	(2,032,054)

Net increase in net assets resulting from operations	974,070	837,501

Dividends and Distributions to Shareholders from:
Distributable earnings*:
Class A	(1,007,258)	(2,075,708)
Class C	(39,182)	(115,956)
Institutional Class	(191,735)	(287,750)

	(1,238,175)	(2,479,414)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,535,708	4,543,493
Class C	119,962	428,738
Institutional Class	3,646,495	5,486,278

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	828,081	1,649,081
Class C	36,982	106,674
Institutional Class	186,031	266,147

	6,353,259	12,480,411

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(5,866,488)	$(8,330,769)
Class C	(383,053)	(2,522,165)
Institutional Class	(3,187,757)	(2,573,565)

	(9,437,298)	(13,426,499)

Decrease in net assets derived from capital share transactions	(3,084,039)	(946,088)

Net Decrease in Net Assets	(3,348,144)	(2,588,001)

Net Assets:
Beginning of period	76,546,303	79,134,304

End of period[1]	$73,198,159	$76,546,303

[1]

Net Assets – End of period includes undistributed net investment income of $19,881 in 2018. The Securities and Exchange Commission eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018.

*

For the six months ended Feb. 28, 2019, the Fund has adopted amendments to Regulation S-X (see Note 8 in “Notes to financial statements”). For the year ended Aug. 31, 2018, the dividends and distributions to shareholders were as follows:

	Class A	Class C	Institutional Class
Dividends from net investment income	$(2,075,708)	$(115,956)	$(287,750)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free California Fund

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,598,736	$3,236,364
Net realized gain (loss)	(46,877)	507,199
Net change in unrealized appreciation (depreciation)	(739,212)	(2,807,521)

Net increase in net assets resulting from operations	812,647	936,042

Dividends and Distributions to Shareholders from:
Distributable earnings*:
Class A	(904,826)	(1,745,468)
Class C	(175,221)	(400,194)
Institutional Class	(676,284)	(1,100,024)

	(1,756,331)	(3,245,686)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,128,836	5,808,059
Class C	1,106,972	1,122,941
Institutional Class	13,596,339	11,785,738

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	833,019	1,550,043
Class C	146,343	344,098
Institutional Class	451,824	680,219

	17,263,333	21,291,098

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(10,052,116)	$(7,031,840)
Class C	(2,999,452)	(4,542,970)
Institutional Class	(12,135,886)	(7,025,452)

	(25,187,454)	(18,600,262)

Increase (decrease) in net assets derived from capital share transactions	(7,924,121)	2,690,836

Net Increase (Decrease) in Net Assets	(8,867,805)	381,192

Net Assets:
Beginning of period	99,139,158	98,757,966

End of period[1]	$90,271,353	$99,139,158

[1]

Net Assets – End of period includes undistributed net investment income of $18,763 in 2018. The Securities and Exchange Commission eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018.

*

For the six months ended Feb. 28, 2019, the Fund has adopted amendments to Regulation S-X (see Note 8 in “Notes to financial statements”). For the year ended Aug. 31, 2018, the dividends and distributions to shareholders were as follows:

			Institutional
	Class A	Class C	Class
Dividends from net investment income	$(1,745,468)	$(400,194)	$(1,100,024)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Colorado Fund

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,346,540	$6,720,675
Net realized gain (loss)	(80,597)	124,725
Net change in unrealized appreciation (depreciation)	(229,515)	(4,554,837)

Net increase in net assets resulting from operations	3,036,428	2,290,563

Dividends and Distributions to Shareholders from:
Distributable earnings*:
Class A	(2,704,837)	(5,512,421)
Class C	(133,939)	(376,689)
Institutional Class	(507,764)	(831,565)

	(3,346,540)	(6,720,675)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,713,480	16,867,445
Class C	438,972	1,730,260
Institutional Class	8,623,524	12,748,594

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,474,799	4,746,976
Class C	129,832	353,393
Institutional Class	468,694	731,288

	17,849,301	37,177,956

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(10,910,519)	$(19,482,166)
Class C	(1,678,475)	(6,807,914)
Institutional Class	(5,537,928)	(5,330,875)

	(18,126,922)	(31,620,955)

Increase (decrease) in net assets derived from capital share transactions	(277,621)	5,557,001

Net Increase (Decrease) in Net Assets	(587,733)	1,126,889

Net Assets:
Beginning of period	202,443,397	201,316,508

End of period[1]	$201,855,664	$202,443,397

[1]

Net Assets – End of period includes undistributed net investment income of $352,558 in 2018. The Securities and Exchange Commission eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018.

*

For the six months ended Feb. 28, 2019, the Fund has adopted amendments to Regulation S-X (see Note 8 in “Notes to financial statements”). For the year ended Aug. 31, 2018, the dividends and distributions to shareholders were as follows:

			Institutional
	Class A	Class C	Class
Dividends from net investment income	$(5,512,421)	$(376,689)	$(831,565)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Idaho Fund

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,486,135	$3,014,702
Net realized gain (loss)	(17,514)	294,775
Net change in unrealized appreciation (depreciation)	(88,613)	(2,885,211)

Net increase in net assets resulting from operations	1,380,008	424,266

Dividends and Distributions to Shareholders from:
Distributable earnings*:
Class A	(905,286)	(1,888,287)
Class C	(188,866)	(543,768)
Institutional Class	(388,749)	(576,813)

	(1,482,901)	(3,008,868)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,422,465	5,531,468
Class C	411,946	1,325,139
Institutional Class	12,720,930	14,737,822

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	859,887	1,651,109
Class C	187,425	512,413
Institutional Class	334,079	496,728

	16,936,732	24,254,679

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(6,944,116)	$(14,113,035)
Class C	(3,966,975)	(12,991,897)
Institutional Class	(6,558,138)	(5,605,597)

	(17,469,229)	(32,710,529)

Decrease in net assets derived from capital share transactions	(532,497)	(8,455,850)

Net Decrease in Net Assets	(635,390)	(11,040,452)

Net Assets:
Beginning of period	98,331,841	109,372,293

End of period[1]	$97,696,451	$98,331,841

[1]

Net Assets – End of period includes distributions in excess of net investment income of $16,709 in 2018. The Securities and Exchange Commission eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018.

*

For the six months ended Feb. 28, 2019, the Fund has adopted amendments to Regulation S-X (see Note 8 in “Notes to financial statements”). For the year ended Aug. 31, 2018, the dividends and distributions to shareholders were as follows:

			Institutional
	Class A	Class C	Class
Dividends from net investment income	$(1,888,287)	$(543,768)	$(576,813)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free New York Fund

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,311,451	$2,699,074
Net realized gain	138,504	176,041
Net change in unrealized appreciation (depreciation)	(318,494)	(2,366,192)

Net increase in net assets resulting from operations	1,131,461	508,923

Dividends and Distributions to Shareholders from:
Distributable earnings*:
Class A	(561,453)	(1,233,582)
Class C	(170,811)	(388,892)
Institutional Class	(584,490)	(1,091,556)

	(1,316,754)	(2,714,030)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,221,445	5,120,312
Class C	950,239	2,254,999
Institutional Class	9,299,433	8,726,165

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	534,154	1,130,238
Class C	121,351	299,712
Institutional Class	534,333	968,692

	16,660,955	18,500,118

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(9,521,118)	$(7,776,362)
Class C	(2,193,824)	(4,270,778)
Institutional Class	(9,323,478)	(8,099,299)

	(21,038,420)	(20,146,439)

Decrease in net assets derived from capital share transactions	(4,377,465)	(1,646,321)

Net Decrease in Net Assets	(4,562,758)	(3,851,428)

Net Assets:
Beginning of period	86,060,793	89,912,221

End of period[1]	$81,498,035	$86,060,793

[1]

Net Assets – End of period includes distributions in excess of net investment income of $650 in 2018. The Securities and Exchange Commission eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018.

*

For the six months ended Feb. 28, 2019, the Fund has adopted amendments to Regulation S-X (see Note 8 in “Notes to financial statements”). For the year ended Aug. 31, 2018, the dividends and distributions to shareholders were as follows:

			Institutional
	Class A	Class C	Class
Dividends from net investment income	$(1,233,582)	$(388,892)	$(1,091,556)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Pennsylvania Fund

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$7,734,139	$15,788,290
Net realized gain (loss)	(150,666)	469,560
Net change in unrealized appreciation (depreciation)	(2,319,634)	(12,352,389)

Net increase in net assets resulting from operations	5,263,839	3,905,461

Dividends and Distributions to Shareholders from:
Distributable earnings*:
Class A	(6,605,147)	(13,755,590)
Class C	(362,982)	(877,582)
Institutional Class	(766,011)	(1,441,931)

	(7,734,140)	(16,075,103)

Capital Share Transactions:
Proceeds from shares sold:
Class A	17,552,885	28,325,061
Class C	1,378,992	2,076,171
Institutional Class	15,248,838	16,590,343

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	5,853,335	11,749,727
Class C	347,859	840,401
Institutional Class	671,356	1,235,791

	41,053,265	60,817,494

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(37,517,812)	$(50,721,030)
Class C	(3,487,788)	(8,984,224)
Institutional Class	(14,511,421)	(8,774,119)

	(55,517,021)	(68,479,373)

Decrease in net assets derived from capital share transactions	(14,463,756)	(7,661,879)

Net Decrease in Net Assets	(16,934,057)	(19,831,521)

Net Assets:
Beginning of period	445,840,554	465,672,075

End of period[1]	$428,906,497	$445,840,554

[1]

Net Assets – End of period includes distributions in excess of net investment income of $108,965 in 2018. The Securities and Exchange Commission eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018.

*

For the six months ended Feb. 28, 2019, the Fund has adopted amendments to Regulation S-X (see Note 8 in “Notes to financial statements”). For the year ended Aug. 31, 2018, the dividends and distributions to shareholders were as follows:

			Institutional
	Class A	Class C	Class
Dividends from net investment income	$(13,512,474)	$(857,030)	$(1,418,785)
Distributions from net realized gain	$(243,116)	$(20,552)	$(23,146)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Tax-Free Arizona Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/19[1]	Year ended

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14

$11.24	$11.48	$11.83	$11.44	$11.45	$10.69

0.18	0.36	0.37	0.38	0.38	0.43
(0.04)	(0.24)	(0.35)	0.39	(0.01)	0.79

0.14	0.12	0.02	0.77	0.37	1.22

(0.18)	(0.36)	(0.37)	(0.38)	(0.38)	(0.43)
—	—	—	—	—	(0.03)

(0.18)	(0.36)	(0.37)	(0.38)	(0.38)	(0.46)

$11.20	$11.24	$11.48	$11.83	$11.44	$11.45

1.31%	1.11%	0.24%	6.79%	3.24%	11.56%

$59,601	$63,327	$66,839	$74,556	$77,085	$81,592
0.84%	0.84%	0.84%	0.84%	0.85%	0.84%
1.02%	1.00%	0.97%	0.96%	0.97%	0.96%
3.41%	3.23%	3.25%	3.23%	3.28%	3.86%
3.23%	3.07%	3.12%	3.11%	3.16%	3.74%
8%	6%	9%	14%	12%	11%

Financial highlights

Delaware Tax-Free Arizona Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/19[1]	Year ended

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14

$11.27	$11.51	$11.87	$11.47	$11.48	$10.72

0.14	0.28	0.29	0.29	0.29	0.35
(0.04)	(0.24)	(0.37)	0.40	(0.01)	0.78

0.10	0.04	(0.08)	0.69	0.28	1.13

(0.14)	(0.28)	(0.28)	(0.29)	(0.29)	(0.34)
—	—	—	—	—	(0.03)

(0.14)	(0.28)	(0.28)	(0.29)	(0.29)	(0.37)

$11.23	$11.27	$11.51	$11.87	$11.47	$11.48

0.93%	0.36%	(0.59% )	6.07%	2.47%	10.72%

$2,886	$3,122	$5,215	$6,816	$6,747	$6,238
1.59%	1.59%	1.59%	1.59%	1.60%	1.59%
1.77%	1.75%	1.72%	1.71%	1.72%	1.71%
2.66%	2.48%	2.50%	2.48%	2.54%	3.11%
2.48%	2.32%	2.37%	2.36%	2.42%	2.99%
8%	6%	9%	14%	12%	11%

Financial highlights

Delaware Tax-Free Arizona Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the year ended Aug. 31, 2014.

See accompanying notes, which are an integral part of the financial statements.

Six months ended					12/31/13[2]
2/28/19[1]	Year ended				to

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14

$11.24	$11.48	$11.84	$11.44	$11.45	$10.77

0.20	0.39	0.40	0.41	0.41	0.33
(0.04)	(0.24)	(0.36)	0.39	(0.01)	0.67

0.16	0.15	0.04	0.80	0.40	1.00

(0.20)	(0.39)	(0.40)	(0.40)	(0.41)	(0.32)

(0.20)	(0.39)	(0.40)	(0.40)	(0.41)	(0.32)

$11.20	$11.24	$11.48	$11.84	$11.44	$11.45

1.43%	1.36%	0.40%	7.14%	3.49%	9.39%

$10,711	$10,097	$7,080	$3,645	$744	$219
0.59%	0.59%	0.59%	0.59%	0.60%	0.59%
0.77%	0.75%	0.72%	0.71%	0.72%	0.71%
3.66%	3.48%	3.50%	3.48%	3.54%	4.06%
3.48%	3.32%	3.37%	3.36%	3.42%	3.94%
8%	6%	9%	14%	12%	11% [5]

Financial highlights

Delaware Tax-Free California Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/19[1]	Year ended

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14

$11.98	$12.26	$12.60	$12.11	$12.08	$11.11

0.20	0.40	0.41	0.43	0.42	0.43
(0.09)	(0.28)	(0.34)	0.48	0.03	0.97

0.11	0.12	0.07	0.91	0.45	1.40

(0.20)	(0.40)	(0.41)	(0.42)	(0.42)	(0.43)
(0.02)	—	—	—	—	—

(0.22)	(0.40)	(0.41)	(0.42)	(0.42)	(0.43)

$11.87	$11.98	$12.26	$12.60	$12.11	$12.08

0.93%	1.00%	0.63%	7.67%	3.73%	12.79%

$44,543	$53,171	$54,076	$63,284	$60,550	$73,955
0.82%	0.82%	0.82%	0.82%	0.83%	0.82%
1.03%	1.02%	1.01%	1.01%	1.01%	1.00%
3.40%	3.30%	3.36%	3.43%	3.42%	3.69%
3.19%	3.10%	3.17%	3.24%	3.24%	3.51%
6%	16%	27%	18%	24%	13%

Financial highlights

Delaware Tax-Free California Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/19[1]	Year ended

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14

$12.00	$12.28	$12.62	$12.13	$12.10	$11.12

0.16	0.31	0.32	0.33	0.33	0.34
(0.09)	(0.28)	(0.34)	0.49	0.02	0.98

0.07	0.03	(0.02)	0.82	0.35	1.32

(0.16)	(0.31)	(0.32)	(0.33)	(0.32)	(0.34)
(0.02)	—	—	—	—	—

(0.18)	(0.31)	(0.32)	(0.33)	(0.32)	(0.34)

$11.89	$12.00	$12.28	$12.62	$12.13	$12.10

0.56%	0.25%	(0.12% )	6.86%	2.95%	12.04%

$11,144	$13,015	$16,473	$18,827	$15,853	$15,473
1.57%	1.57%	1.57%	1.57%	1.58%	1.57%
1.78%	1.77%	1.76%	1.76%	1.76%	1.75%
2.65%	2.55%	2.61%	2.68%	2.67%	2.94%
2.44%	2.35%	2.42%	2.49%	2.49%	2.76%
6%	16%	27%	18%	24%	13%

Financial highlights

Delaware Tax-Free California Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the year ended Aug. 31, 2014.

See accompanying notes, which are an integral part of the financial statements.

Six months ended					12/31/13[2]
2/28/19[1]	Year ended				to

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14

$11.98	$12.26	$12.60	$12.11	$12.08	$11.27

0.22	0.43	0.44	0.46	0.45	0.32
(0.09)	(0.28)	(0.34)	0.49	0.03	0.81

0.13	0.15	0.10	0.95	0.48	1.13

(0.22)	(0.43)	(0.44)	(0.46)	(0.45)	(0.32)
(0.02)	—	—	—	—	—

(0.24)	(0.43)	(0.44)	(0.46)	(0.45)	(0.32)

$11.87	$11.98	$12.26	$12.60	$12.11	$12.08

1.05%	1.26%	0.89%	7.94%	3.98%	10.10%

$34,584	$32,953	$28,209	$17,410	$10,308	$5,983
0.57%	0.57%	0.57%	0.57%	0.58%	0.57%
0.78%	0.77%	0.76%	0.76%	0.76%	0.75%
3.65%	3.55%	3.61%	3.68%	3.67%	3.89%
3.44%	3.35%	3.42%	3.49%	3.49%	3.71%
6%	16%	27%	18%	24%	13% [5]

Financial highlights

Delaware Tax-Free Colorado Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/19[1]	Year ended

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14

$11.04	$11.28	$11.65	$11.24	$11.32	$10.49

0.18	0.37	0.39	0.40	0.40	0.41
(0.02)	(0.24)	(0.37)	0.41	(0.08)	0.82

0.16	0.13	0.02	0.81	0.32	1.23

(0.18)	(0.37)	(0.39)	(0.40)	(0.40)	(0.40)

(0.18)	(0.37)	(0.39)	(0.40)	(0.40)	(0.40)

$11.02	$11.04	$11.28	$11.65	$11.24	$11.32

1.51%	1.22%	0.26%	7.33%	2.87%	11.94%

$161,088	$164,087	$165,554	$182,764	$174,078	$183,560
0.84%	0.84%	0.84%	0.84%	0.85%	0.84%
0.97%	0.97%	0.96%	0.96%	0.97%	0.97%
3.40%	3.36%	3.48%	3.50%	3.54%	3.69%
3.27%	3.23%	3.36%	3.38%	3.42%	3.56%
3%	6%	17%	6%	10%	22%

Financial highlights

Delaware Tax-Free Colorado Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/19[1]	Year ended

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14

$11.07	$11.31	$11.68	$11.27	$11.35	$10.52

0.14	0.29	0.31	0.32	0.32	0.32
(0.02)	(0.24)	(0.37)	0.41	(0.08)	0.83

0.12	0.05	(0.06)	0.73	0.24	1.15

(0.14)	(0.29)	(0.31)	(0.32)	(0.32)	(0.32)

(0.14)	(0.29)	(0.31)	(0.32)	(0.32)	(0.32)

$11.05	$11.07	$11.31	$11.68	$11.27	$11.35

1.14%	0.47%	(0.48% )	6.52%	2.10%	11.09%

$9,789	$10,923	$15,975	$16,461	$12,192	$12,029
1.59%	1.59%	1.59%	1.59%	1.60%	1.59%
1.72%	1.72%	1.71%	1.71%	1.72%	1.72%
2.65%	2.61%	2.73%	2.75%	2.79%	2.94%
2.52%	2.48%	2.61%	2.63%	2.67%	2.81%
3%	6%	17%	6%	10%	22%

Financial highlights

Delaware Tax-Free Colorado Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the year ended Aug. 31, 2014.

See accompanying notes, which are an integral part of the financial statements.

Six months ended					12/31/13[2]
2/28/19[1]	Year ended				to

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14

$11.04	$11.28	$11.65	$11.24	$11.32	$10.59

0.20	0.40	0.42	0.43	0.43	0.33
(0.02)	(0.24)	(0.37)	0.41	(0.08)	0.71

0.18	0.16	0.05	0.84	0.35	1.04

(0.20)	(0.40)	(0.42)	(0.43)	(0.43)	(0.31)

(0.20)	(0.40)	(0.42)	(0.43)	(0.43)	(0.31)

$11.02	$11.04	$11.28	$11.65	$11.24	$11.32

1.64%	1.47%	0.51%	7.60%	3.13%	9.89%

$30,979	$27,433	$19,788	$12,211	$5,102	$3,077
0.59%	0.59%	0.59%	0.59%	0.60%	0.59%
0.72%	0.72%	0.71%	0.71%	0.72%	0.72%
3.65%	3.61%	3.73%	3.75%	3.79%	3.91%
3.52%	3.48%	3.61%	3.63%	3.67%	3.78%
3%	6%	17%	6%	10%	22% [5]

Financial highlights

Delaware Tax-Free Idaho Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/19[1]	Year ended

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14

$11.21	$11.49	$11.79	$11.51	$11.56	$10.99

0.18	0.34	0.35	0.36	0.37	0.37
—	(0.28)	(0.30)	0.28	(0.06)	0.57

0.18	0.06	0.05	0.64	0.31	0.94

(0.18)	(0.34)	(0.35)	(0.36)	(0.36)	(0.37)

(0.18)	(0.34)	(0.35)	(0.36)	(0.36)	(0.37)

$11.21	$11.21	$11.49	$11.79	$11.51	$11.56

1.58%	0.56%	0.47%	5.66%	2.76%	8.71%

$55,695	$59,425	$67,907	$70,306	$75,163	$80,600
0.86%	0.86%	0.86%	0.86%	0.88%	0.88%
1.03%	1.01%	1.00%	0.99%	1.00%	0.99%
3.18%	3.04%	3.03%	3.11%	3.17%	3.32%
3.01%	2.89%	2.89%	2.98%	3.05%	3.21%
5%	11%	10%	11%	7%	16%

Financial highlights

Delaware Tax-Free Idaho Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/19[1]	Year ended

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14

$11.20	$11.48	$11.78	$11.50	$11.55	$10.98

0.13	0.26	0.26	0.27	0.28	0.29
—	(0.28)	(0.30)	0.28	(0.05)	0.57

0.13	(0.02)	(0.04)	0.55	0.23	0.86

(0.13)	(0.26)	(0.26)	(0.27)	(0.28)	(0.29)

(0.13)	(0.26)	(0.26)	(0.27)	(0.28)	(0.29)

$11.20	$11.20	$11.48	$11.78	$11.50	$11.55

1.21%	(0.19% )	(0.29% )	4.88%	1.99%	7.91%

$14,202	$17,597	$29,375	$30,834	$28,557	$31,178
1.61%	1.61%	1.61%	1.61%	1.63%	1.63%
1.78%	1.76%	1.75%	1.74%	1.75%	1.74%
2.43%	2.29%	2.28%	2.36%	2.42%	2.57%
2.26%	2.14%	2.14%	2.23%	2.30%	2.46%
5%	11%	10%	11%	7%	16%

Financial highlights

Delaware Tax-Free Idaho Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the year ended Aug. 31, 2014.

See accompanying notes, which are an integral part of the financial statements.

Six months ended					12/31/13[2]
2/28/19[1]	Year ended				to

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14

$11.21	$11.49	$11.79	$11.51	$11.57	$11.06

0.19	0.37	0.37	0.39	0.40	0.29
—	(0.28)	(0.29)	0.28	(0.07)	0.51

0.19	0.09	0.08	0.67	0.33	0.80

(0.19)	(0.37)	(0.38)	(0.39)	(0.39)	(0.29)

(0.19)	(0.37)	(0.38)	(0.39)	(0.39)	(0.29)

$11.21	$11.21	$11.49	$11.79	$11.51	$11.57

1.71%	0.82%	0.71%	5.92%	2.92%	7.31%

$27,799	$21,310	$12,090	$10,248	$2,588	$1,080
0.61%	0.61%	0.61%	0.61%	0.63%	0.63%
0.78%	0.76%	0.75%	0.74%	0.75%	0.74%
3.43%	3.29%	3.28%	3.36%	3.42%	3.46%
3.26%	3.14%	3.14%	3.23%	3.30%	3.35%
5%	11%	10%	11%	7%	16% [5]

Financial highlights

Delaware Tax-Free New York Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/19[1]	Year ended

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14

$11.33	$11.62	$11.98	$11.48	$11.46	$10.57

0.18	0.36	0.35	0.36	0.37	0.37
(0.01)	(0.29)	(0.35)	0.50	0.02	0.89

0.17	0.07	—	0.86	0.39	1.26

(0.18)	(0.36)	(0.36)	(0.36)	(0.37)	(0.37)

(0.18)	(0.36)	(0.36)	(0.36)	(0.37)	(0.37)

$11.32	$11.33	$11.62	$11.98	$11.48	$11.46

1.50%	0.60%	0.05%	7.57%	3.41%	12.06%

$34,258	$38,139	$40,647	$55,418	$51,708	$52,589
0.80%	0.80%	0.80%	0.80%	0.83%	0.80%
1.07%	1.08%	1.03%	1.02%	1.07%	1.06%
3.18%	3.10%	3.04%	3.06%	3.18%	3.32%
2.91%	2.82%	2.81%	2.84%	2.94%	3.06%
2%	10%	14%	8%	6%	20%

Financial highlights

Delaware Tax-Free New York Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/19[1]	Year ended

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14

$11.30	$11.59	$11.95	$11.45	$11.44	$10.54

0.14	0.27	0.26	0.27	0.28	0.28
(0.01)	(0.29)	(0.35)	0.50	0.01	0.90

0.13	(0.02)	(0.09)	0.77	0.29	1.18

(0.14)	(0.27)	(0.27)	(0.27)	(0.28)	(0.28)

(0.14)	(0.27)	(0.27)	(0.27)	(0.28)	(0.28)

$11.29	$11.30	$11.59	$11.95	$11.45	$11.44

1.13%	(0.16% )	(0.71% )	6.78%	2.55%	11.35%

$13,780	$14,941	$17,073	$20,899	$17,825	$18,491
1.55%	1.55%	1.55%	1.55%	1.58%	1.55%
1.82%	1.83%	1.78%	1.77%	1.82%	1.81%
2.43%	2.35%	2.29%	2.31%	2.43%	2.57%
2.16%	2.07%	2.06%	2.09%	2.19%	2.31%
2%	10%	14%	8%	6%	20%

Financial highlights

Delaware Tax-Free New York Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the year ended Aug. 31, 2014.

See accompanying notes, which are an integral part of the financial statements.

Six months ended					12/31/13[2]
2/28/19[1]	Year ended				to

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14

$11.33	$11.61	$11.97	$11.47	$11.46	$10.71

0.19	0.39	0.38	0.39	0.40	0.28
(0.02)	(0.28)	(0.35)	0.50	0.01	0.75

0.17	0.11	0.03	0.89	0.41	1.03

(0.19)	(0.39)	(0.39)	(0.39)	(0.40)	(0.28)

(0.19)	(0.39)	(0.39)	(0.39)	(0.40)	(0.28)

$11.31	$11.33	$11.61	$11.97	$11.47	$11.46

1.54%	0.93%	0.29%	7.84%	3.58%	9.69%

$33,460	$32,981	$32,192	$19,929	$12,667	$1,769
0.55%	0.55%	0.55%	0.55%	0.58%	0.55%
0.82%	0.83%	0.78%	0.77%	0.82%	0.80%
3.43%	3.35%	3.29%	3.31%	3.43%	3.55%
3.16%	3.07%	3.06%	3.09%	3.19%	3.30%
2%	10%	14%	8%	6%	20% [5]

Financial highlights

Delaware Tax-Free Pennsylvania Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/19[1]	Year ended

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14

$7.93	$8.14	$8.39	$8.15	$8.16	$7.59

0.14	0.28	0.28	0.29	0.29	0.29
(0.04)	(0.20)	(0.25)	0.24	(0.01)	0.57

0.10	0.08	0.03	0.53	0.28	0.86

(0.14)	(0.28)	(0.28)	(0.29)	(0.29)	(0.29)
—	(0.01)	—	—	—	—

(0.14)	(0.29)	(0.28)	(0.29)	(0.29)	(0.29)

$7.89	$7.93	$8.14	$8.39	$8.15	$8.16

1.32%	0.93%	0.48%	6.60%	3.45%	11.58%

$361,829	$378,038	$399,001	$439,379	$441,904	$451,301
0.86%	0.88%	0.88%	0.88%	0.89%	0.88%
0.92%	0.93%	0.94%	0.94%	0.95%	0.95%
3.66%	3.48%	3.51%	3.50%	3.51%	3.73%
3.60%	3.43%	3.45%	3.44%	3.45%	3.66%
5%	19%	15%	14%	13%	7%

Financial highlights

Delaware Tax-Free Pennsylvania Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/19[1]	Year ended

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14

$7.93	$8.14	$8.39	$8.15	$8.16	$7.59

0.11	0.22	0.22	0.23	0.23	0.23
(0.04)	(0.20)	(0.25)	0.24	(0.01)	0.57

0.07	0.02	(0.03)	0.47	0.22	0.80

(0.11)	(0.22)	(0.22)	(0.23)	(0.23)	(0.23)
—	(0.01)	—	—	—	—

(0.11)	(0.23)	(0.22)	(0.23)	(0.23)	(0.23)

$7.89	$7.93	$8.14	$8.39	$8.15	$8.16

0.93%	0.16%	(0.27% )	5.79%	2.67%	10.74%

$24,468	$26,376	$33,298	$36,215	$32,799	$32,096
1.62%	1.64%	1.64%	1.64%	1.65%	1.64%
1.68%	1.69%	1.70%	1.70%	1.71%	1.71%
2.90%	2.72%	2.75%	2.74%	2.75%	2.97%
2.84%	2.67%	2.69%	2.68%	2.69%	2.90%
5%	19%	15%	14%	13%	7%

Financial highlights

Delaware Tax-Free Pennsylvania Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the year ended Aug. 31, 2014.

See accompanying notes, which are an integral part of the financial statements.

Six months ended					12/31/13[2]
2/28/19[1]	Year ended				to

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14

$7.92	$8.13	$8.38	$8.14	$8.16	$7.67

0.15	0.30	0.30	0.31	0.31	0.23
(0.04)	(0.20)	(0.25)	0.24	(0.02)	0.49

0.11	0.10	0.05	0.55	0.29	0.72

(0.15)	(0.30)	(0.30)	(0.31)	(0.31)	(0.23)
—	(0.01)	—	—	—	—

(0.15)	(0.31)	(0.30)	(0.31)	(0.31)	(0.23)

$7.88	$7.92	$8.13	$8.38	$8.14	$8.16

1.43%	1.16%	0.73%	6.86%	3.57%	9.44%

$42,609	$41,427	$33,373	$26,372	$16,740	$3,733
0.62%	0.64%	0.64%	0.64%	0.65%	0.64%
0.68%	0.69%	0.70%	0.70%	0.71%	0.71%
3.90%	3.72%	3.75%	3.74%	3.75%	3.89%
3.84%	3.67%	3.69%	3.68%	3.69%	3.82%
5%	19%	15%	14%	13%	7% [5]

Notes to financial statements
Delaware Funds® by Macquarie state tax-free funds	February 28, 2019 (Unaudited)

Voyageur Insured Funds is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Arizona Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. Delaware Group® State Tax-Free Income Trust is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Pennsylvania Fund. Voyageur Insured Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, and Delaware Group State Tax-Free Income Trust are each referred to as a Trust, or collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund (each a Fund, or collectively, the Funds). Each Fund is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of each Fund is to seek as high a level of current income exempt from federal income tax and from personal income taxes in the respective applicable state, as is consistent with preservation of capital.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (NAV) per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Boards.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended Feb. 28, 2019 and for all open tax years (years ended Aug. 31, 2016–Aug. 31, 2018), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statements of operations.” During the six months ended Feb. 28, 2019, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to each Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.”

Notes to financial statements
Delaware Funds® by Macquarie state tax-free funds

1. Significant Accounting Policies (continued)

For the six months ended Feb. 28, 2019, each Fund earned the following amounts under this arrangement:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$662	$784	$822	$533	$450	$1,654

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended Feb. 28, 2019, each Fund earned the following amounts under this arrangement:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$23	$19	$57	$26	$18	$159

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
On the first $500 million	0.500%	0.550%	0.550%	0.550%	0.550%	0.550%
On the next $500 million	0.475%	0.500%	0.500%	0.500%	0.500%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%	0.425%	0.425%	0.425%

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed specified percentages of each Fund’s average daily net assets from Sept. 1, 2018 through Feb. 28, 2019.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Boards and DMC. These expense waivers and reimbursements apply only to expenses paid directly by each Fund and may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Operating expense limitation
as a percentage of average daily net assets Sept. 1, 2018 through Dec. 27, 2018	0.59%	0.57%	0.59%	0.61%	0.55%	0.64%
Operating expense limitation
as a percentage of average daily net assets Dec. 28, 2018 through Feb. 28, 2019	0.59%	0.57%	0.59%	0.61%	0.55%	0.59%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended Feb. 28, 2019, each Fund was charged for these services as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$3,390	$3,773	$5,734	$3,797	$3,564	$10,079

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Notes to financial statements
Delaware Funds® by Macquarie state tax-free funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

For the six months ended Feb. 28, 2019, each Fund was charged for these services as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$2,457	$3,114	$6,616	$3,177	$2,773	$14,101

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares (except for Delaware Tax-Free Pennsylvania Fund). The Board for Delaware Tax-Free Pennsylvania Fund has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares that were acquired prior to June 1, 1992, and (ii) 0.25% of average daily net assets representing shares that were acquired on or after June 1, 1992. All of the Fund’s Class A shareholders bear 12b-1 fees at the same blended rate, currently 0.24% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Prior to Dec. 28, 2018, the blended rate was 0.25% of average daily net assets. Each Fund pays 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Feb. 28, 2019, each Fund was charged for internal legal, tax, and regulatory services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$1,068	$1,362	$2,867	$1,369	$1,199	$6,174

For the six months ended Feb. 28, 2019, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$2,614	$607	$8,236	$4,517	$1,243	$13,695

For the six months ended Feb. 28, 2019, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. For the six months ended Feb. 28, 2019, Delaware Tax-Free Arizona Fund did not receive gross CDSC commissions on redemptions for Class A and Class C shares. The amounts received were as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Class A	$ —	$ —	$ —	$ —	$4,874	$ —
Class C	10	15	247	1,370	—	9

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended Feb. 28, 2019, were executed by the Funds pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review such transactions for compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the six months ended Feb. 28, 2019, the following Funds engaged in Rule 17a-7 securities purchases and securities sales, as follows, and did not result in any net realized gains (losses):

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Purchases	$—	$—	$705,424	$527,736	$—	$—
Sales	750,413	1,100,103	450,308	—	450,018	605,395

*	The aggregate contractual waiver period covering this report is from Dec. 29, 2017 through Dec. 28, 2019.

Notes to financial statements
Delaware Funds® by Macquarie state tax-free funds

3. Investments

For the six months ended Feb. 28, 2019, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Purchases	$5,658,730	$ 5,886,675	$5,698,155	$4,489,098	$1,516,420	$22,809,820
Sales	7,502,968	14,379,831	8,442,066	6,351,632	6,973,893	29,448,951

At Feb. 28, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2019, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Cost of investments	$71,324,626	$86,716,265	$192,583,385	$94,043,351	$78,766,911	$414,122,593

Aggregate unrealized appreciation of investments	$2,519,878	$3,613,840	$7,497,999	$2,587,563	$2,482,841	$17,125,512
Aggregate unrealized depreciation of investments	(182,053)	(298,861)	(252,780)	(265,687)	(412,293)	(443,292)

Net unrealized appreciation of investments	$2,337,825	$3,314,979	$7,245,219	$2,321,876	$2,070,548	$16,682,220

Qualified late year losses of $23,497, represent losses realized on investment transactions from Nov. 1, 2017 through Aug. 31, 2018 that, in accordance with federal income tax regulations, Delaware Tax-Free Pennsylvania Fund has elected to defer and treat as having arisen in the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At Aug. 31, 2018, capital loss carryforwards available to offset future realized capital gains, were as follows:

	No expiration
	Post-enactment capital loss character
	Short-term	Long-term	Total
Delaware Tax-Free Arizona Fund	$122,999	$499,361	$622,360
Delaware Tax-Free Colorado Fund	2,984,098	895,093	3,879,191
Delaware Tax-Free Idaho Fund	1,843,008	2,773,159	4,616,167
Delaware Tax-Free New York Fund	549,357	—	549,357

At Aug. 31, 2018, there were no capital loss carryforwards for Delaware Tax-Free California Fund and Delaware Tax-Free Pennsylvania Fund.

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Notes to financial statements
Delaware Funds® by Macquarie state tax-free funds

3. Investments (continued)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Feb. 28, 2019:

Delaware Tax-Free Arizona Fund

Level 2
Securities

Assets:
Municipal Bonds	$72,762,451
Short-Term Investments	900,000

Total Value of Securities	$73,662,451

Delaware Tax-Free California Fund
Level 2
Securities

Assets:
Municipal Bonds	$89,331,244
Short-Term Investments	700,000

Total Value of Securities	$90,031,244

	Delaware Tax-Free Colorado Fund
	Level 1	Level 2	Total
Securities
Assets:
Municipal Bonds	$—	$196,504,224	$196,504,224
Short-Term Investments[1]	169,380	3,155,000	3,324,380

Total Value of Securities	$169,380	$199,659,224	$199,828,604

	Delaware Tax-Free Idaho Fund

	Level 1	Level 2	Total
Securities

Assets:
Municipal Bonds	$—	$94,618,888	$94,618,888
Short-Term Investments[1]	1,321,339	425,000	1,746,339

Total Value of Securities	$1,321,339	$95,043,888	$96,365,227

Delaware Tax-Free New York Fund

Level 2
Securities

Assets:
Municipal Bonds	$80,537,459
Short-Term Investments	300,000

Total Value of Securities	$80,837,459

Delaware Tax-Free Pennsylvania Fund

Level 2
Securities

Assets:
Municipal Bonds	$430,454,813
Short-Term Investments	350,000

Total Value of Securities	$430,804,813

1Security type is valued across multiple levels. Level 1 investments represent open-end investment company investments while Level 2 investments represent matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of this security type for the Funds:

Short-Term Investments	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund
Level 1	5.10%	75.66%
Level 2	94.90%	24.34%

Total	100.00%	100.00%

During the six months ended Feb. 28, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. During the six months ended Feb. 28, 2019, there were no Level 3 investments.

Notes to financial statements
Delaware Funds® by Macquarie state tax-free funds

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free Arizona Fund		Delaware Tax-Free California Fund		Delaware Tax-Free Colorado Fund
	Six months ended 2/28/19	Year ended 8/31/18	Six months ended 2/28/19	Year ended 8/31/18	Six months ended 2/28/19	Year ended 8/31/18
Shares sold:
Class A	137,615	401,414	95,463	481,529	522,064	1,516,496
Class C	10,769	37,968	93,542	92,304	39,929	154,631
Institutional Class	327,340	484,339	1,152,798	976,452	789,361	1,145,931
Shares issued upon reinvestment of dividends and distributions:
Class A	74,344	145,750	70,607	128,458	226,047	426,365
Class C	3,311	9,402	12,382	28,460	11,835	31,641
Institutional Class	16,702	23,553	38,284	56,412	42,826	65,726

	570,081	1,102,426	1,463,076	1,763,615	1,632,062	3,340,790

Shares redeemed:
Class A	(527,182)	(735,408)	(852,941)	(581,599)	(999,204)	(1,750,927)
Class C	(34,245)	(223,437)	(253,446)	(377,386)	(152,961)	(611,405)
Institutional Class	(286,526)	(226,311)	(1,028,730)	(582,597)	(506,982)	(480,166)

	(847,953)	(1,185,156)	(2,135,117)	(1,541,582)	(1,659,147)	(2,842,498)

Net increase (decrease)	(277,872)	(82,730)	(672,041)	222,033	(27,085)	498,292

	Delaware Tax-Free Idaho Fund		Delaware Tax-Free New York Fund		Delaware Tax-Free Pennsylvania Fund
	Six months ended 2/28/19	Year ended 8/31/18	Six months ended 2/28/19	Year ended 8/31/18	Six months ended 2/28/19	Year ended 8/31/18
Shares sold:
Class A	217,402	491,709	464,367	446,716	2,239,711	3,540,085
Class C	36,996	116,633	85,054	196,498	175,697	257,821
Institutional Class	1,141,945	1,301,911	831,129	762,592	1,948,093	2,068,244
Shares issued upon reinvestment of dividends and distributions:
Class A	77,256	146,253	47,619	98,908	746,677	1,467,605
Class C	16,856	45,404	10,842	26,286	44,326	104,907
Institutional Class	30,005	44,060	47,649	84,790	85,641	154,540

	1,520,460	2,145,970	1,486,660	1,615,790	5,240,145	7,593,202

Shares redeemed:
Class A	(624,996)	(1,248,164)	(849,726)	(679,446)	(4,792,338)	(6,343,711)
Class C	(356,257)	(1,149,919)	(196,698)	(374,553)	(444,477)	(1,126,446)
Institutional Class	(592,124)	(497,691)	(832,093)	(708,326)	(1,856,434)	(1,096,801)

	(1,573,377)	(2,895,774)	(1,878,517)	(1,762,325)	(7,093,249)	(8,566,958)

Net decrease	(52,917)	(749,804)	(391,857)	(146,535)	(1,853,104)	(973,756)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and the “Statements of changes in net assets.” For the six months ended Feb. 28, 2019 and the year ended Aug. 31, 2018, the Funds had the following exchange transactions:

			Six months ended
			2/28/19

	Exchange Redemptions		Exchange Subscriptions

	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Delaware Tax-Free Colorado Fund	7,756	1,836	1,841	7,761	$105,495
Delaware Tax-Free Idaho Fund	9,228	—	—	9,234	103,328
Delaware Tax-Free New York Fund	6,590	—	—	6,591	73,949
Delaware Tax-Free Pennsylvania Fund	35,415	986	988	35,428	285,415

			Year ended
			8/31/18

	Exchange Redemptions		Exchange Subscriptions

	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Delaware Tax-Free Arizona Fund	—	35,940	36,057	—	$405,639
Delaware Tax-Free California Fund	—	31,170	31,265	—	374,556
Delaware Tax-Free Colorado Fund	25,842	65,040	65,280	25,862	1,012,424
Delaware Tax-Free Idaho Fund	70,345	75,131	75,134	70,345	1,632,222
Delaware Tax-Free New York Fund	—	2,096	2,095	—	23,755
Delaware Tax-Free Pennsylvania Fund	234,332	340,876	331,960	243,871	4,583,905

Delaware Tax-Free Arizona Fund and Delaware Tax-Free California Fund did not have any exchange shares for the six months ended Feb. 28, 2019.

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a revolving line of credit intended to be used for temporary or emergency purposes as an additional source

Notes to financial statements
Delaware Funds® by Macquarie state tax-free funds

5. Line of Credit (continued)

of liquidity to fund redemptions of investor shares. The revolving line of credit available was reduced from $155,000,000 to $130,000,000 on Sept. 6, 2018. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 5, 2018.

On Nov. 5, 2018, the Participants entered into an amendment to the agreement for a $190,000,000 revolving line of credit. The revolving line of credit available was increased to $220,000,000 on Nov. 29, 2018. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 4, 2019.

The Funds had no amounts outstanding as of Feb. 28, 2019, or at any time during the period then ended.

6. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by each corresponding state’s municipalities. The Funds invest primarily in a specific state and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the states or US territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund.

At Feb. 28, 2019, the percentages of each Fund’s net assets insured by bond insurers are listed below and these securities have been identified on the “Schedules of investments.”

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
American Capital Access	1.37%	—	—	—	—	—
Assured Guaranty Corporation	—	—	—	—	—	3.52%
Assured Guaranty Municipal Corporation	3.68%	1.60%	4.86%	10.03%	0.96%	2.69%
AMBAC Assurance Corporation	1.34%	—	—	—	—	—
Build America Mutual Assurance	—	—	1.14%	—	—	0.64%
National Public Finance Guarantee Corporation	—	0.95%	—	—	—	—
Syncora Guarantee Inc.	—	—	2.10%	—	—	—

	6.39%	2.55%	8.10%	10.03%	0.96%	6.85%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advanced refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the

Notes to financial statements
Delaware Funds® by Macquarie state tax-free funds

6. Geographic, Credit, and Market Risks (continued)

issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities held by the Funds have been identified on the “Schedules of investments.” Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

7. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

8. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. ASU

2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the Securities and Exchange Commission (SEC) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the “Statements of assets and liabilities” and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the “Statements of changes in net assets.” The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the “Statements of changes in net assets” and certain tax adjustments that were reflected in the “Notes to financial statements.” All of these have been reflected in the Fund’s financial statements.

9. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2019, that would require recognition or disclosure in the Funds’ financial statements.

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

New York, NY

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers
David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR INSURED FUNDS

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	May 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	May 6, 2019

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 6, 2019